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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05062

ING GET Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:        December 31

Date of reporting period:      September 30, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING GET Fund Series P
ING GET Fund Series Q
ING GET Fund Series R
ING GET Fund Series S
ING GET Fund Series T
ING GET Fund Series U
ING GET Fund Series V

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series P	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 6.5%

		Advertising: 0.0%
130		Omnicom Group	$12,168
			12,168
		Aerospace/Defense: 0.2%
480		Boeing Co.	37,848
300		General Dynamics Corp.	21,501
90		Goodrich Corp.	3,647
50		L-3 Communications Holdings, Inc.	3,917
210		Lockheed Martin Corp.	18,073
150		Northrop Grumman Corp.	10,211
340		Raytheon Co.	16,323
80		Rockwell Collins, Inc.	4,387
440		United Technologies Corp.	27,874
			143,781
		Agriculture: 0.1%
930		Altria Group, Inc.	71,192
290		Archer-Daniels-Midland Co.	10,985
100		Monsanto Co.	4,701
80		Reynolds American, Inc.	4,958
70		UST, Inc.	3,838
			95,674
		Airlines: 0.0%
520		Southwest Airlines Co.	8,663
			8,663
		Apparel: 0.0%
290	@	Coach, Inc.	9,976
100		Jones Apparel Group, Inc.	3,244
40		Liz Claiborne, Inc.	1,580
110		Nike, Inc.	9,638
70		VF Corp.	5,107
			29,545
		Auto Manufacturers: 0.0%
820		Ford Motor Co.	6,634
250		General Motors Corp.	8,315
105		Paccar, Inc.	5,987
			20,936
		Auto Parts & Equipment: 0.0%
150	@	Goodyear Tire & Rubber Co.	2,175
80		Johnson Controls, Inc.	5,739
			7,914
		Banks: 0.5%
170		AmSouth Bancorp.	4,937
2,024		Bank of America Corp.	108,426
340		Bank of New York Co., Inc.	11,988
241		BB&T Corp.	10,551
100		Comerica, Inc.	5,692
90		Compass Bancshares, Inc.	5,128
240		Fifth Third Bancorp.	9,139
50		First Horizon National Corp.	1,901

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series P	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
70		Huntington Bancshares, Inc.	$1,675
210		Keycorp	7,862
40		M&T Bank Corp.	4,798
100		Marshall & Ilsley Corp.	4,818
180		Mellon Financial Corp.	7,038
320		National City Corp.	11,712
160		North Fork Bancorp., Inc.	4,582
80		Northern Trust Corp.	4,674
130		PNC Financial Services Group, Inc.	9,417
270		Regions Financial Corp.	9,933
150		State Street Corp.	9,360
160		SunTrust Banks, Inc.	12,365
140		Synovus Financial Corp.	4,112
1,050		US Bancorp.	34,881
708		Wachovia Corp.	39,506
1,480		Wells Fargo & Co.	53,546
50		Zions Bancorp.	3,991
			382,032
		Beverages: 0.2%
470		Anheuser-Busch Cos., Inc.	22,330
40		Brown-Forman Corp.	3,066
1,230		Coca-Cola Co.	54,956
170		Coca-Cola Enterprises, Inc.	3,541
40	@	Constellation Brands, Inc.	1,151
100		Pepsi Bottling Group, Inc.	3,550
740		PepsiCo, Inc.	48,292
			136,886
		Biotechnology: 0.1%
524	@	Amgen, Inc.	37,482
160	@	Biogen Idec, Inc.	7,149
100	@	Genzyme Corp.	6,747
40	@	Millipore Corp.	2,452
			53,830
		Building Materials: 0.0%
80		American Standard Cos., Inc.	3,358
250		Masco Corp.	6,855
20		Vulcan Materials Co.	1,565
			11,778
		Chemicals: 0.1%
40		Air Products & Chemicals, Inc.	2,655
30		Ashland, Inc.	1,913
420		Dow Chemical Co.	16,372
410		EI DuPont de Nemours & Co.	17,564
40		International Flavors & Fragrances, Inc.	1,582
120		PPG Industries, Inc.	8,050
140		Praxair, Inc.	8,282
70		Rohm & Haas Co.	3,315
70		Sherwin-Williams Co.	3,905
30		Sigma-Aldrich Corp.	2,270
			65,908
		Commercial Services: 0.1%
60	@	Apollo Group, Inc.	2,954
90		Equifax, Inc.	3,304
160		H&R Block, Inc.	3,478
230		McKesson Corp.	12,126
90		Moody’s Corp.	5,884
190		Paychex, Inc.	7,002

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series P	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
30		Robert Half International, Inc.	$1,019
70		RR Donnelley & Sons Co.	2,307
			38,074
		Computers: 0.3%
20	@	Affiliated Computer Services, Inc.	1,037
150	@	Apple Computer, Inc.	11,555
80	@	Computer Sciences Corp.	3,930
1,030	@	Dell, Inc.	23,525
200		Electronic Data Systems Corp.	4,904
1,060	@	EMC Corp.	12,699
2,099		Hewlett-Packard Co.	77,012
920		International Business Machines Corp.	75,385
90	@	Lexmark International, Inc.	5,189
120	@	NCR Corp.	4,738
170	@	Network Appliance, Inc.	6,292
90	@	Sandisk Corp.	4,819
1,530	@	Sun Microsystems, Inc.	7,604
260	@	Unisys Corp.	1,472
			240,161
		Cosmetics/Personal Care: 0.1%
65		Alberto-Culver Co.	3,288
240		Avon Products, Inc.	7,358
230		Colgate-Palmolive Co.	14,283
90		Estee Lauder Cos., Inc.	3,630
1,471		Procter & Gamble Co.	91,173
			119,732
		Distribution/Wholesale: 0.0%
86		Genuine Parts Co.	3,709
30		WW Grainger, Inc.	2,011
			5,720
		Diversified Financial Services: 0.6%
550		American Express Co.	30,844
104		Ameriprise Financial, Inc.	4,878
70		Bear Stearns Cos., Inc.	9,807
130		Capital One Financial Corp.	10,226
450		Charles Schwab Corp.	8,055
20		Chicago Mercantile Exchange Holdings, Inc.	9,565
110		CIT Group, Inc.	5,349
2,190		Citigroup, Inc.	108,777
258		Countrywide Financial Corp.	9,040
170	@	E*Trade Financial Corp.	4,066
440		Fannie Mae	24,600
50		Federated Investors, Inc.	1,691
70		Franklin Resources, Inc.	7,403
330		Freddie Mac	21,889
260		Goldman Sachs Group, Inc.	43,984
70		Janus Capital Group, Inc.	1,380
2,100		JPMorgan Chase & Co.	98,616
320		Lehman Brothers Holdings, Inc.	23,635
410		Merrill Lynch & Co., Inc.	32,070
650		Morgan Stanley	47,392
180		SLM Corp.	9,356
120		T. Rowe Price Group, Inc.	5,742
			518,365
		Electric: 0.2%
340	@	AES Corp.	6,933
80	@	Allegheny Energy, Inc.	3,214

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series P	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Electric (continued)
180		American Electric Power Co., Inc.	$6,547
160		Centerpoint Energy, Inc.	2,291
40	@	CMS Energy Corp.	578
50		Consolidated Edison, Inc.	2,310
90		Constellation Energy Group, Inc.	5,328
70		Dominion Resources, Inc.	5,354
599		Duke Energy Corp.	18,090
160		Edison International	6,662
100		Entergy Corp.	7,823
320		Exelon Corp.	19,373
210		FirstEnergy Corp.	11,731
210		FPL Group, Inc.	9,450
210		PG&E Corp	8,747
90		Pinnacle West Capital Corp.	4,055
180		PPL Corp.	5,922
50		Progress Energy, Inc.	2,269
120		Public Service Enterprise Group, Inc.	7,343
140		Southern Co.	4,824
230		TXU Corp.	14,380
190		Xcel Energy, Inc.	3,924
			157,148
		Electrical Components & Equipment: 0.0%
180		Emerson Electric Co.	15,095
110		Molex, Inc.	4,287
			19,382
		Electronics: 0.0%
250	@	Agilent Technologies, Inc.	8,173
110		Applera Corp. - Applied Biosystems Group	3,642
60	@	Fisher Scientific International, Inc.	4,694
40		Jabil Circuit, Inc.	1,143
40		PerkinElmer, Inc.	757
70	@	Thermo Electron Corp.	2,753
30	@	Waters Corp.	1,358
			22,520
		Entertainment: 0.0%
170		International Game Technology	7,055
			7,055
		Environmental Control: 0.0%
220		Waste Management, Inc.	8,070
			8,070
		Food: 0.1%
140		Campbell Soup Co.	5,110
210		ConAgra Foods, Inc.	5,141
100	@	Dean Foods Co.	4,202
250		General Mills, Inc.	14,150
170		HJ Heinz Co.	7,128
110		Kellogg Co.	5,447
330		Kroger Co.	7,636
60		McCormick & Co., Inc.	2,279
240		Safeway, Inc.	7,284
303		Sara Lee Corp.	4,869
89		Supervalu, Inc.	2,639
60		Whole Foods Market, Inc.	3,566
			69,451
		Forest Products & Paper: 0.0%
220		International Paper Co.	7,619

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series P	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Forest Products & Paper (continued)
90		Louisiana-Pacific Corp.	$1,689
60		MeadWestvaco Corp.	1,591
80		Plum Creek Timber Co., Inc.	2,723
90		Temple-Inland, Inc.	3,609
40		Weyerhaeuser Co.	2,461
			19,692
		Gas: 0.0%
160		Sempra Energy	8,040
			8,040
		Hand/Machine Tools: 0.0%
30		Black & Decker Corp.	2,381
20		Snap-On, Inc.	891
30		Stanley Works	1,496
			4,768
		Healthcare — Products: 0.2%
260		Baxter International, Inc.	11,820
110		Becton Dickinson & Co.	7,774
220	@	Boston Scientific Corp.	3,254
50		CR Bard, Inc.	3,750
1,320		Johnson & Johnson	85,721
50		Stryker Corp.	2,480
60	@	St. Jude Medical, Inc.	2,117
90	@	Zimmer Holdings, Inc.	6,075
			122,991
		Healthcare — Services: 0.2%
440		Aetna, Inc.	17,402
120	@	Coventry Health Care, Inc.	6,182
130	@	Humana, Inc.	8,592
60	@	Laboratory Corp. of America Holdings	3,934
80		Quest Diagnostics	4,893
1,020		UnitedHealth Group, Inc.	50,184
460	@	WellPoint, Inc.	35,443
			126,630
		Home Furnishings: 0.0%
50		Harman International Industries, Inc.	4,172
50		Whirlpool Corp.	4,206
			8,378
		Household Products/Wares: 0.0%
20		Avery Dennison Corp.	1,203
30		Clorox Co.	1,890
30		Fortune Brands, Inc.	2,253
190		Kimberly-Clark Corp.	12,418
			17,764
		Housewares: 0.0%
110		Newell Rubbermaid, Inc.	3,115
			3,115
		Insurance: 0.3%
140	@@	ACE Ltd.	7,662
220		Aflac, Inc.	10,067
360		Allstate Corp.	22,583
50		AMBAC Financial Group, Inc.	4,138
1,140		American International Group, Inc.	75,536
140		AON Corp.	4,742
320		Chubb Corp.	16,627

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series P	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Insurance (continued)
50		Cigna Corp.	$5,816
81		Cincinnati Financial Corp.	3,893
190		Genworth Financial, Inc.	6,652
180		Hartford Financial Services Group, Inc.	15,615
129		Lincoln National Corp.	8,008
300		Loews Corp.	11,370
460		Metlife, Inc.	26,073
20		MGIC Investment Corp.	1,199
170		Principal Financial Group	9,228
340		Progressive Corp.	8,344
300		Prudential Financial, Inc.	22,875
90		Safeco Corp.	5,304
330		St. Paul Travelers Cos., Inc.	15,474
40		Torchmark Corp.	2,524
130		UnumProvident Corp.	2,521
80	@@	XL Capital Ltd.	5,496
60		MBIA, Inc.	3,686
			295,433
		Internet: 0.1%
140	@	Amazon.com, Inc.	4,497
490	@	eBay, Inc.	13,896
90	@	Google, Inc.	36,171
50	@	Monster Worldwide, Inc.	1,810
439	@	Symantec Corp.	9,342
40	@	VeriSign, Inc.	808
			66,524
		Iron/Steel: 0.0%
220		Nucor Corp.	10,888
90		United States Steel Corp.	5,191
			16,079
		Leisure Time: 0.0%
20		Brunswick Corp.	624
80		Carnival Corp.	3,762
130		Harley-Davidson, Inc.	8,158
20		Sabre Holdings Corp.	468
			13,012
		Lodging: 0.0%
60		Hilton Hotels Corp.	1,671
120		Marriott International, Inc.	4,637
70		Starwood Hotels & Resorts Worldwide, Inc.	4,003
36	@	Wyndham Worldwide Corp.	1,007
			11,318
		Machinery — Construction & Mining: 0.0%
290		Caterpillar, Inc.	19,082
			19,082
		Machinery — Diversified: 0.0%
20		Cummins, Inc.	2,385
40		Deere & Co.	3,356
80		Rockwell Automation, Inc.	4,648
			10,389
		Media: 0.2%
495		CBS Corp. - Class B	13,944
90		Clear Channel Communications, Inc.	2,597
940	@	Comcast Corp.	34,639
110		Gannett Co., Inc.	6,251

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series P	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Media (continued)
290		McGraw-Hill Cos., Inc.	$16,829
20		Meredith Corp.	987
1,800		News Corp., Inc.	35,370
730		Time Warner, Inc.	13,308
80	@	Univision Communications, Inc.	2,747
990		Walt Disney Co.	30,601
			157,273
		Mining: 0.0%
360		Alcoa, Inc.	10,094
40		Freeport-McMoRan Copper & Gold, Inc.	2,130
200		Newmont Mining Corp.	8,550
80		Phelps Dodge Corp.	6,776
			27,550
		Miscellaneous Manufacturing: 0.3%
330		3M Co.	24,559
70	@	Cooper Industries Ltd.	5,965
120		Danaher Corp.	8,240
90		Dover Corp.	4,270
120		Eastman Kodak Co.	2,688
90		Eaton Corp.	6,197
4,650		General Electric Co.	164,145
490		Honeywell International, Inc.	20,041
180		Illinois Tool Works, Inc.	8,082
160	@@	Ingersoll-Rand Co.	6,077
80		ITT Corp.	4,102
40		Leggett & Platt, Inc.	1,001
50		Parker Hannifin Corp.	3,887
60		Textron, Inc.	5,250
910	@@	Tyco International Ltd.	25,471
			289,975
		Office/Business Equipment: 0.0%
80		Pitney Bowes, Inc.	3,550
430	@	Xerox Corp.	6,691
			10,241
		Oil & Gas: 0.6%
200		Anadarko Petroleum Corp.	8,766
124		Apache Corp.	7,837
70		Chesapeake Energy Corp.	2,029
1,193		Chevron Corp.	77,378
873		ConocoPhillips	51,970
170		Devon Energy Corp.	10,736
120		EOG Resources, Inc.	7,806
4,110		ExxonMobil Corp.	275,781
90		Hess Corp.	3,728
250		Marathon Oil Corp.	19,225
70		Murphy Oil Corp.	3,329
120	@, @@	Nabors Industries Ltd.	3,570
460		Occidental Petroleum Corp.	22,131
60		Rowan Cos., Inc.	1,898
70		Sunoco, Inc.	4,353
50	@	Transocean, Inc.	3,662
420		Valero Energy Corp.	21,617
150		XTO Energy, Inc.	6,320
			532,136
		Oil & Gas Services: 0.1%
50		Baker Hughes, Inc.	3,410
50		BJ Services Co.	1,507

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series P	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas Services (continued)
560		Halliburton Co.	$15,932
30	@	National Oilwell Varco, Inc.	1,757
460		Schlumberger Ltd.	28,534
			51,140
		Packaging & Containers: 0.0%
90		Ball Corp.	3,641
50	@	Pactiv Corp.	1,421
40		Sealed Air Corp.	2,165
			7,227
		Pharmaceuticals: 0.4%
670		Abbott Laboratories	32,535
30		Allergan, Inc.	3,378
160		AmerisourceBergen Corp.	7,232
80	@	Barr Pharmaceuticals, Inc.	4,155
180		Cardinal Health, Inc.	11,833
200		Caremark Rx, Inc.	11,334
90	@	Express Scripts, Inc.	6,794
150	@	Forest Laboratories, Inc.	7,592
200	@	Gilead Sciences, Inc.	13,740
100	@	Hospira, Inc.	3,827
180	@	King Pharmaceuticals, Inc.	3,065
147	@	Medco Health Solutions, Inc.	8,836
1,660		Merck & Co., Inc.	69,554
70		Mylan Laboratories	1,409
3,232		Pfizer, Inc.	91,641
680		Schering-Plough Corp.	15,021
90	@	Watson Pharmaceuticals, Inc.	2,355
580		Wyeth	29,487
			323,788
		Pipelines: 0.0%
280		El Paso Corp.	3,819
240		Williams Cos., Inc.	5,729
			9,548
		Real Estate: 0.0%
45	@	Realogy Corp.	1,021
			1,021
		Real Estate Investment Trusts: 0.0%
20		Apartment Investment & Management Co.	1,088
20		Boston Properties, Inc.	2,067
160		Equity Office Properties Trust	6,362
20		Public Storage, Inc.	1,720
80		Simon Property Group, Inc.	7,250
			18,487
		Retail: 0.4%
40	@	Autonation, Inc.	836
40	@	Autozone, Inc.	4,132
140	@	Bed Bath & Beyond, Inc.	5,356
180		Best Buy Co., Inc.	9,641
50		Circuit City Stores, Inc.	1,256
290		Costco Wholesale Corp.	14,407
370		CVS Corp.	11,884
100		Darden Restaurants, Inc.	4,247
70		Family Dollar Stores, Inc.	2,047
416		Federated Department Stores, Inc.	17,975
310		Gap, Inc.	5,875
930		Home Depot, Inc.	33,731

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series P	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Retail (continued)
110		JC Penney Co., Inc.	$7,523
260	@	Kohl’s Corp.	16,879
150		Limited Brands, Inc.	3,974
680		Lowe’s Cos., Inc.	19,081
950		McDonald’s Corp.	37,164
130		Nordstrom, Inc.	5,499
210	@	Office Depot, Inc.	8,337
40		OfficeMax, Inc.	1,630
60	@	Sears Holding Corp.	9,485
330		Staples, Inc.	8,029
600	@	Starbucks Corp.	20,430
360		Target Corp.	19,890
180		TJX Cos., Inc.	5,045
1,100		Wal-Mart Stores, Inc.	54,252
750		Walgreen Co.	33,293
90		Wendy’s International, Inc.	6,030
110		Yum! Brands, Inc.	5,726
			373,654
		Savings & Loans: 0.0%
110		Golden West Financial Corp.	8,498
63		Sovereign Bancorp., Inc.	1,355
432		Washington Mutual, Inc.	18,779
			28,632
		Semiconductors: 0.2%
370	@	Advanced Micro Devices, Inc.	9,195
190	@	Altera Corp.	3,492
180		Analog Devices, Inc.	5,290
770		Applied Materials, Inc.	13,652
242	@	Freescale Semiconductor, Inc.	9,198
2,600		Intel Corp.	53,482
130		Linear Technology Corp.	4,046
180	@	LSI Logic Corp.	1,480
130		Maxim Integrated Products	3,649
550	@	Micron Technology, Inc.	9,570
230		National Semiconductor Corp.	5,412
50	@	Novellus Systems, Inc.	1,383
140	@	Nvidia Corp.	4,143
20	@	QLogic Corp.	378
730		Texas Instruments, Inc.	24,273
60		Xilinx, Inc.	1,317
			149,960
		Software: 0.3%
270	@	Adobe Systems, Inc.	10,112
150	@	Autodesk, Inc.	5,217
250		Automatic Data Processing, Inc.	11,835
160	@	BMC Software, Inc.	4,355
180		CA, Inc.	4,264
110	@	Citrix Systems, Inc.	3,983
280	@	Compuware Corp.	2,181
130	@	Electronic Arts, Inc.	7,238
380		First Data Corp.	15,960
50	@	Fiserv, Inc.	2,355
30		IMS Health, Inc.	799
150	@	Intuit, Inc.	4,814
3,920		Microsoft Corp.	107,134
290	@	Novell, Inc.	1,775
1,740	@	Oracle Corp.	30,868
60	@	Parametric Technology Corp.	1,048
			213,938

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series P	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Telecommunications: 0.5%
80		Alltel Corp.	$4,440
1,739		AT&T, Inc.	56,622
220	@	Avaya, Inc.	2,517
810		BellSouth Corp.	34,628
100		CenturyTel, Inc.	3,967
4,640	@	Cisco Systems, Inc.	106,720
150		Citizens Communications Co.	2,106
30	@	Comverse Technology, Inc.	643
680	@	Corning, Inc.	16,599
67		Embarq Corp.	3,241
250	@	Juniper Networks, Inc.	4,320
1,490		Motorola, Inc.	37,250
710		Qualcomm, Inc.	25,809
700	@	Qwest Communications International, Inc.	6,104
1,427		Sprint Nextel Corp.	24,473
330	@	Tellabs, Inc.	3,617
1,310		Verizon Communications, Inc.	48,640
212		Windstream Corp.	2,796
			384,492

		Textiles: 0.0%
110		Cintas Corp.	4,491
			4,491

		Toys/Games/Hobbies: 0.0%
140		Hasbro, Inc.	3,185
210		Mattel, Inc.	4,137
			7,322

		Transportation: 0.1%
160		Burlington Northern Santa Fe Corp.	11,750
200		CSX Corp.	6,566
130		FedEx Corp.	14,128
250		Norfolk Southern Corp.	11,013
120		Union Pacific Corp.	10,560
200		United Parcel Service, Inc.	14,388
			68,405

		Total Common Stock
		(Cost $5,121,597)	5,577,288

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 55.4%

	Federal Home Loan Mortgage Corporation: 28.7%
$6,250,000	4.930%, due 01/15/07	$6,159,713
18,970,000	5.110%, due 01/26/07	18,657,602
		24,817,315

	Federal National Mortgage Association: 23.4%
20,400,000	5.010%, due 12/15/06	20,186,371
		20,186,371

	Financing Corporation STRIP: 3.3%
2,894,000	4.960%, due 12/27/06	2,859,347
		2,859,347

	Total U.S. Government Agency Obligations
	(Cost $48,016,525)	47,863,033

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series P	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

U.S. TREASURY OBLIGATIONS: 21.9%

	U.S. Treasury STRIP: 21.9%
$19,002,000	4.870%, due 11/15/06		$18,888,555

	Total U.S. Treasury Obligations
	(Cost $18,885,819)		18,888,555

OTHER BONDS: 15.9%

	Sovereign 15.9%
1,113,000	Israel Trust, 4.920%, due 11/15/06		1,106,367
12,673,000	Turkey Trust, 4.690%, due 11/15/06		12,597,474

	Total Other Bonds
	(Cost $13,715,272)		13,703,841

	Total Long-Term Investments
	(Cost $85,739,213)		86,032,717

SHORT-TERM INVESTMENTS: 0.5%

	Repurchase Agreements: 0.5%
391,000	Goldman Sachs Repurchase Agreement dated, 09/29/06, 5.320%, due 10/02/06, $391,173 to be received upon repurchase (Colaterallized by $400,000 Federal Home Loan Bank, 3.200%, Market Value plus accrued interest $402,891, due 11/29/06)		391,000

	Total Short-Term Investments
	(Cost $391,000)		391,000

	Total Investments in Securities
	(Cost $86,130,213)*	100.1%	$86,423,717
	Other Assets and Liabilities — Net	(0.1)	(88,554)
	Net Assets	100.0%	$86,335,163

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities

*	Cost for federal income tax purposes is $86,216,953.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$502,304
	Gross Unrealized Depreciation	(295,540)
	Net Unrealized Appreciation	$206,764

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series Q	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 18.5%

		Advertising: 0.0%
400		Omnicom Group	$37,440
			37,440
		Aerospace/Defense: 0.5%
1,550		Boeing Co.	122,218
950		General Dynamics Corp.	68,087
200		Goodrich Corp.	8,104
150		L-3 Communications Holdings, Inc.	11,750
690		Lockheed Martin Corp.	59,381
524		Northrop Grumman Corp.	35,669
1,095		Raytheon Co.	52,571
250		Rockwell Collins, Inc.	13,710
1,460		United Technologies Corp.	92,491
			463,981
		Agriculture: 0.3%
3,010		Altria Group, Inc.	230,416
930		Archer-Daniels-Midland Co.	35,228
330		Monsanto Co.	15,513
200		Reynolds American, Inc.	12,394
200		UST, Inc.	10,966
			304,517
		Airlines: 0.0%
1,700		Southwest Airlines Co.	28,322
			28,322
		Apparel: 0.1%
900	@	Coach, Inc.	30,960
240		Jones Apparel Group, Inc.	7,786
230		Liz Claiborne, Inc.	9,087
370		Nike, Inc.	32,419
120		VF Corp.	8,754
			89,006
		Auto Manufacturers: 0.1%
2,620		Ford Motor Co.	21,196
800		General Motors Corp.	26,608
100	@	Navistar International Corp.	2,582
300		Paccar, Inc.	17,106
			67,492
		Auto Parts & Equipment: 0.0%
80	@	Goodyear Tire & Rubber Co.	1,160
280		Johnson Controls, Inc.	20,087
			21,247
		Banks: 1.3%
600		AmSouth Bancorp.	17,424
6,522		Bank of America Corp.	349,384
1,150		Bank of New York Co., Inc.	40,549
776		BB&T Corp.	33,973
300		Comerica, Inc.	17,076
150		Compass Bancshares, Inc.	8,547
800		Fifth Third Bancorp.	30,464

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series Q	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
130		First Horizon National Corp.	$4,941
250		Huntington Bancshares, Inc.	5,983
740		Keycorp	27,706
150		M&T Bank Corp.	17,994
270		Marshall & Ilsley Corp.	13,009
650		Mellon Financial Corp.	25,415
980		National City Corp.	35,868
250		Northern Trust Corp.	14,608
600		North Fork Bancorp., Inc.	17,184
450		PNC Financial Services Group, Inc.	32,598
900		Regions Financial Corp.	33,111
530		State Street Corp.	33,072
560		SunTrust Banks, Inc.	43,277
432		Synovus Financial Corp.	12,688
3,420		US Bancorp.	113,612
2,315		Wachovia Corp.	129,177
4,800		Wells Fargo & Co.	173,664
150		Zions Bancorp.	11,972
			1,243,296
		Beverages: 0.5%
1,510		Anheuser-Busch Cos., Inc.	71,740
100		Brown-Forman Corp.	7,665
3,980		Coca-Cola Co.	177,826
500		Coca-Cola Enterprises, Inc.	10,415
200	@	Constellation Brands, Inc.	5,756
2,380		PepsiCo, Inc.	155,319
380		Pepsi Bottling Group, Inc.	13,490
			442,211
		Biotechnology: 0.2%
1,626	@	Amgen, Inc.	116,308
500	@	Biogen Idec, Inc.	22,340
340	@	Genzyme Corp.	22,940
100	@	Millipore Corp.	6,130
			167,718
		Building Materials: 0.0%
220		American Standard Cos., Inc.	9,233
600		Masco Corp.	16,452
150		Vulcan Materials Co.	11,738
			37,423
		Chemicals: 0.2%
150		Air Products & Chemicals, Inc.	9,956
100		Ashland, Inc.	6,378
1,400		Dow Chemical Co.	54,572
1,300		EI DuPont de Nemours & Co.	55,692
200		International Flavors & Fragrances, Inc.	7,908
440		PPG Industries, Inc.	29,515
430		Praxair, Inc.	25,439
370		Rohm & Haas Co.	17,520
200		Sherwin-Williams Co.	11,156
100		Sigma-Aldrich Corp.	7,567
			225,703
		Commercial Services: 0.1%
200	@	Apollo Group, Inc.	9,848
210		Equifax, Inc.	7,709
500		H&R Block, Inc.	10,870
750		McKesson Corp.	39,540
400		Moody’s Corp.	26,152

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series Q	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
500		Paychex, Inc.	$18,425
250		Robert Half International, Inc.	8,493
250		RR Donnelley & Sons Co.	8,240
			129,277
		Computers: 0.8%
150	@	Affiliated Computer Services, Inc.	7,779
490	@	Apple Computer, Inc.	37,745
250	@	Computer Sciences Corp.	12,280
3,380	@	Dell, Inc.	77,199
750		Electronic Data Systems Corp.	18,390
3,450		EMC Corp.	41,331
6,787		Hewlett-Packard Co.	249,015
3,010		International Business Machines Corp.	246,639
250	@	Lexmark International, Inc.	14,415
250	@	NCR Corp.	9,870
450	@	Network Appliance, Inc.	16,655
300	@	Sandisk Corp.	16,062
4,800	@	Sun Microsystems, Inc.	23,856
600	@	Unisys Corp.	3,396
			774,632
		Cosmetics/Personal Care: 0.4%
200		Alberto-Culver Co.	10,118
600		Avon Products, Inc.	18,396
750		Colgate-Palmolive Co.	46,575
200		Estee Lauder Cos., Inc.	8,066
4,674		Procter & Gamble Co.	289,695
			372,850
		Distribution/Wholesale: 0.0%
88		Genuine Parts Co.	3,795
100		WW Grainger, Inc.	6,702
			10,497
		Diversified Financial Services: 1.7%
1,660		American Express Co.	93,093
392		Ameriprise Financial, Inc.	18,385
280		Bear Stearns Cos., Inc.	39,228
420		Capital One Financial Corp.	33,037
1,450		Charles Schwab Corp.	25,955
50		Chicago Mercantile Exchange Holdings, Inc.	23,913
270		CIT Group, Inc.	13,130
7,120		Citigroup, Inc.	353,650
898		Countrywide Financial Corp.	31,466
500	@	E*Trade Financial Corp.	11,960
1,330		Fannie Mae	74,360
200		Federated Investors, Inc.	6,762
150		Franklin Resources, Inc.	15,863
1,000		Freddie Mac	66,330
850		Goldman Sachs Group, Inc.	143,795
300		Janus Capital Group, Inc.	5,916
6,700		JPMorgan Chase & Co.	314,632
1,020		Lehman Brothers Holdings, Inc.	75,337
1,280		Merrill Lynch & Co., Inc.	100,122
2,050		Morgan Stanley	149,466
610		SLM Corp.	31,708
400		T. Rowe Price Group, Inc.	19,140
			1,647,248
		Electric: 0.5%
970	@	AES Corp.	19,778

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series Q	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Electric (continued)
150	@	Allegheny Energy, Inc.	$6,026
520		American Electric Power Co., Inc.	18,912
450		Centerpoint Energy, Inc.	6,444
600	@	CMS Energy Corp.	8,664
150		Consolidated Edison, Inc.	6,930
300		Constellation Energy Group, Inc.	17,760
250		Dominion Resources, Inc.	19,123
1,874		Duke Energy Corp.	56,595
450		Edison International	18,738
350		Entergy Corp.	27,381
1,100		Exelon Corp.	66,594
700		FirstEnergy Corp.	39,102
700		FPL Group, Inc.	31,500
570		PG&E Corp	23,741
200		Pinnacle West Capital Corp.	9,010
600		PPL Corp.	19,740
150		Progress Energy, Inc.	6,807
400		Public Service Enterprise Group, Inc.	24,476
500		Southern Co.	17,230
850		TXU Corp.	53,142
700		Xcel Energy, Inc.	14,455
			492,370
		Electrical Components & Equipment: 0.1%
530		Emerson Electric Co.	44,446
200		Molex, Inc.	7,794
			52,240
		Electronics: 0.1%
800	@	Agilent Technologies, Inc.	26,152
440		Applera Corp. - Applied Biosystems Group	14,568
200		Fisher Scientific International, Inc.	15,648
260		Jabil Circuit, Inc.	7,428
150		PerkinElmer, Inc.	2,840
200	@	Thermo Electron Corp.	7,866
150	@	Waters Corp.	6,792
			81,294
		Entertainment: 0.0%
450		International Game Technology	18,675
			18,675
		Environmental Control: 0.0%
820		Waste Management, Inc.	30,078
			30,078
		Food: 0.2%
450		Campbell Soup Co.	16,425
750		ConAgra Foods, Inc.	18,360
200	@	Dean Foods Co.	8,404
850		General Mills, Inc.	48,110
650		HJ Heinz Co.	27,255
370		Kellogg Co.	18,322
950		Kroger Co.	21,983
200		McCormick & Co., Inc.	7,596
650		Safeway, Inc.	19,728
1,061		Sara Lee Corp.	17,050
109		Supervalu, Inc.	3,232
200		Whole Foods Market, Inc.	11,886
			218,351

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series Q	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Forest Products & Paper: 0.1%
700		International Paper Co.	$24,241
150		Louisiana-Pacific Corp.	2,816
350		MeadWestvaco Corp.	9,279
100		Plum Creek Timber Co., Inc.	3,404
200		Temple-Inland, Inc.	8,020
200		Weyerhaeuser Co.	12,306
			60,066
		Gas: 0.0%
380		Sempra Energy	19,095
			19,095
		Hand/Machine Tools: 0.0%
180		Black & Decker Corp.	14,283
100		Snap-On, Inc.	4,455
80		Stanley Works	3,988
			22,726
		Healthcare — Products: 0.4%
850		Baxter International, Inc.	38,641
400		Becton Dickinson & Co.	28,268
600	@	Boston Scientific Corp.	8,874
200		CR Bard, Inc.	15,000
4,200		Johnson & Johnson	272,748
210		St. Jude Medical, Inc.	7,411
100		Stryker Corp.	4,959
300	@	Zimmer Holdings, Inc.	20,250
			396,151
		Healthcare — Services: 0.4%
1,330		Aetna, Inc.	52,602
425	@	Coventry Health Care, Inc.	21,896
400	@	Humana, Inc.	26,436
200	@	Laboratory Corp. of America Holdings	13,114
250		Quest Diagnostics	15,290
3,190		UnitedHealth Group, Inc.	156,948
1,590	@	WellPoint, Inc.	122,510
			408,796
		Home Furnishings: 0.0%
100		Harman International Industries, Inc.	8,344
170		Whirlpool Corp.	14,299
			22,643
		Household Products/Wares: 0.1%
90		Clorox Co.	5,670
80		Fortune Brands, Inc.	6,009
730		Kimberly-Clark Corp.	47,713
			59,392
		Housewares: 0.0%
450		Newell Rubbermaid, Inc.	12,744
			12,744
		Insurance: 1.0%
520	@@	ACE Ltd.	28,460
710		Aflac, Inc.	32,490
1,200		Allstate Corp.	75,276
130		AMBAC Financial Group, Inc.	10,758
3,650		American International Group, Inc.	241,849
450		AON Corp.	15,242
960		Chubb Corp.	49,882

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series Q	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Insurance (continued)
220		Cigna Corp.	$25,590
201		Cincinnati Financial Corp.	9,660
600		Genworth Financial, Inc.	21,006
600		Hartford Financial Services Group, Inc.	52,050
406		Lincoln National Corp.	25,204
960		Loews Corp.	36,384
220		MBIA, Inc.	13,517
1,460		Metlife, Inc.	82,753
200		MGIC Investment Corp.	11,994
510		Principal Financial Group	27,683
980		Progressive Corp.	24,049
970		Prudential Financial, Inc.	73,963
300		Safeco Corp.	17,679
920		St. Paul Travelers Cos., Inc.	43,139
150		Torchmark Corp.	9,467
500		UnumProvident Corp.	9,695
250	@@	XL Capital Ltd.	17,175
			954,965
		Internet: 0.2%
400	@	Amazon.com, Inc.	12,848
1,700	@	eBay, Inc.	48,212
300	@	Google, Inc.	120,570
200	@	Monster Worldwide, Inc.	7,238
1,521	@	Symantec Corp.	32,367
100	@	VeriSign, Inc.	2,020
			223,255
		Iron/Steel: 0.1%
660		Nucor Corp.	32,663
320		United States Steel Corp.	18,458
			51,121
		Leisure Time: 0.1%
210		Brunswick Corp.	6,550
250		Carnival Corp.	11,758
430		Harley-Davidson, Inc.	26,983
200		Sabre Holdings Corp.	4,678
			49,969
		Lodging: 0.1%
200		Hilton Hotels Corp.	5,570
480		Marriott International, Inc.	18,547
350		Starwood Hotels & Resorts Worldwide, Inc.	20,017
120	@	Wyndham Worldwide Corp.	3,356
			47,490
		Machinery — Construction & Mining: 0.1%
900		Caterpillar, Inc.	59,220
			59,220
		Machinery — Diversified: 0.0%
100		Cummins, Inc.	11,923
150		Deere & Co.	12,587
180		Rockwell Automation, Inc.	10,458
			34,968
		Media: 0.5%
1,515		CBS Corp. - Class B	42,678
300		Clear Channel Communications, Inc.	8,655
3,000	@	Comcast Corp.	110,550
350		Gannett Co., Inc.	19,891

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series Q	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Media (continued)
870		McGraw-Hill Cos., Inc.	$50,486
70		Meredith Corp.	3,453
5,750		News Corp., Inc.	112,988
2,350		Time Warner, Inc.	42,841
300	@	Univision Communications, Inc.	10,302
3,150		Walt Disney Co.	97,367
			499,211
		Mining: 0.1%
1,200		Alcoa, Inc.	33,648
110		Freeport-McMoRan Copper & Gold, Inc.	5,859
600		Newmont Mining Corp.	25,650
300		Phelps Dodge Corp.	25,410
			90,567
		Miscellaneous Manufacturing: 1.0%
1,080		3M Co.	80,374
200	@	Cooper Industries Ltd.	17,044
420		Danaher Corp.	28,841
250		Dover Corp.	11,860
400		Eastman Kodak Co.	8,960
300		Eaton Corp.	20,655
14,870		General Electric Co.	524,911
1,540		Honeywell International, Inc.	62,986
600		Illinois Tool Works, Inc.	26,940
530	@@	Ingersoll-Rand Co.	20,129
180		ITT Corp.	9,229
200		Leggett & Platt, Inc.	5,006
230		Parker Hannifin Corp.	17,878
230		Textron, Inc.	20,125
2,900	@@	Tyco International Ltd.	81,171
			936,109
		Office/Business Equipment: 0.0%
290		Pitney Bowes, Inc.	12,867
1,340	@	Xerox Corp.	20,850
			33,717
		Oil & Gas: 1.8%
600		Anadarko Petroleum Corp.	26,298
456		Apache Corp.	28,819
200		Chesapeake Energy Corp.	5,796
3,899		Chevron Corp.	252,889
2,830		ConocoPhillips	168,470
530		Devon Energy Corp.	33,470
300		EOG Resources, Inc.	19,515
13,170		ExxonMobil Corp.	883,707
260		Hess Corp.	10,769
790		Marathon Oil Corp.	60,751
200		Murphy Oil Corp.	9,510
300	@, @@	Nabors Industries Ltd.	8,925
1,460		Occidental Petroleum Corp.	70,241
200		Rowan Cos., Inc.	6,326
300		Sunoco, Inc.	18,657
200	@	Transocean, Inc.	14,646
1,300		Valero Energy Corp.	66,911
500		XTO Energy, Inc.	21,065
			1,706,765
		Oil & Gas Services: 0.2%
150		Baker Hughes, Inc.	10,230
1,800		Halliburton Co.	51,210

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series Q	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas Services (continued)
100	@	National Oilwell Varco, Inc.	$5,855
1,500		Schlumberger Ltd.	93,045
			160,340
		Packaging & Containers: 0.0%
200		Ball Corp.	8,090
200	@	Pactiv Corp.	5,684
200		Sealed Air Corp.	10,824
			24,598
		Pharmaceuticals: 1.1%
2,100		Abbott Laboratories	101,976
150		Allergan, Inc.	16,892
500		AmerisourceBergen Corp.	22,600
200	@	Barr Pharmaceuticals, Inc.	10,388
610		Cardinal Health, Inc.	40,101
650		Caremark Rx, Inc.	36,836
290	@	Express Scripts, Inc.	21,892
490	@	Forest Laboratories, Inc.	24,799
600	@	Gilead Sciences, Inc.	41,220
270	@	Hospira, Inc.	10,333
490	@	King Pharmaceuticals, Inc.	8,345
529	@	Medco Health Solutions, Inc.	31,798
5,320		Merck & Co., Inc.	222,908
300		Mylan Laboratories	6,039
10,506		Pfizer, Inc.	297,950
2,150		Schering-Plough Corp.	47,494
150	@	Watson Pharmaceuticals, Inc.	3,926
2,000		Wyeth	101,680
			1,047,177
		Pipelines: 0.0%
900		El Paso Corp.	12,276
750		Williams Cos., Inc.	17,903
			30,179
		Real Estate: 0.0%
250	@	Realogy Corp.	5,670
			5,670
		Real Estate Investment Trusts: 0.1%
200		Apartment Investment & Management Co.	10,882
500		Equity Office Properties Trust	19,880
50		Public Storage, Inc.	4,300
220		Simon Property Group, Inc.	19,936
			54,998
		Retail: 1.3%
250	@	Autonation, Inc.	5,225
100	@	Autozone, Inc.	10,330
540	@	Bed Bath & Beyond, Inc.	20,660
550		Best Buy Co., Inc.	29,458
300	@	Big Lots, Inc.	5,943
300		Circuit City Stores, Inc.	7,533
950		Costco Wholesale Corp.	47,196
1,100		CVS Corp.	35,332
300		Darden Restaurants, Inc.	12,741
400		Family Dollar Stores, Inc.	11,696
1,324		Federated Department Stores, Inc.	57,210
1,100		Gap, Inc.	20,845
2,960		Home Depot, Inc.	107,359
450		JC Penney Co., Inc.	30,776

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series Q	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Retail (continued)
850	@	Kohl’s Corp.	$55,182
510		Limited Brands, Inc.	13,510
2,260		Lowe’s Cos., Inc.	63,416
3,000		McDonald’s Corp.	117,360
300		Nordstrom, Inc.	12,690
700	@	Office Depot, Inc.	27,790
150		OfficeMax, Inc.	6,111
180	@	Sears Holding Corp.	28,456
1,040		Staples, Inc.	25,303
1,890	@	Starbucks Corp.	64,355
1,200		Target Corp.	66,300
820		TJX Cos., Inc.	22,985
3,560		Wal-Mart Stores, Inc.	175,579
2,400		Walgreen Co.	106,536
270		Wendy’s International, Inc.	18,090
410		Yum! Brands, Inc.	21,341
			1,227,308
		Savings & Loans: 0.1%
340		Golden West Financial Corp.	26,265
105		Sovereign Bancorp., Inc.	2,259
1,364		Washington Mutual, Inc.	59,293
			87,817
		Semiconductors: 0.5%
1,200	@	Advanced Micro Devices, Inc.	29,820
600	@	Altera Corp.	11,028
650		Analog Devices, Inc.	19,104
2,490		Applied Materials, Inc.	44,148
570	@	Freescale Semiconductor, Inc.	21,666
8,070		Intel Corp.	166,000
460		Linear Technology Corp.	14,315
500	@	LSI Logic Corp.	4,110
510		Maxim Integrated Products	14,316
1,700		Micron Technology, Inc.	29,580
750		National Semiconductor Corp.	17,648
200	@	Novellus Systems, Inc.	5,532
500	@	Nvidia Corp.	14,795
300	@	QLogic Corp.	5,670
2,230		Texas Instruments, Inc.	74,148
500		Xilinx, Inc.	10,975
			482,855
		Software: 0.7%
740	@	Adobe Systems, Inc.	27,713
450	@	Autodesk, Inc.	15,651
800		Automatic Data Processing, Inc.	37,872
540	@	BMC Software, Inc.	14,699
690		CA, Inc.	16,346
420	@	Citrix Systems, Inc.	15,208
850	@	Compuware Corp.	6,622
460	@	Electronic Arts, Inc.	25,613
1,022		First Data Corp.	42,924
350	@	Fiserv, Inc.	16,482
300		IMS Health, Inc.	7,992
660	@	Intuit, Inc.	21,179
12,530		Microsoft Corp.	342,445
700	@	Novell, Inc.	4,284
5,590	@	Oracle Corp.	99,167
276	@	Parametric Technology Corp.	4,819
			699,016

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series Q	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Telecommunications: 1.2%
200		Alltel Corp.	$11,100
5,539		AT&T, Inc.	180,350
550	@	Avaya, Inc.	6,292
2,600		BellSouth Corp.	111,150
170		CenturyTel, Inc.	6,744
14,860	@	Cisco Systems, Inc.	341,751
500		Citizens Communications Co.	7,020
110	@	Comverse Technology, Inc.	2,358
2,150	@	Corning, Inc.	52,482
172		Embarq Corp.	8,320
800	@	Juniper Networks, Inc.	13,824
4,790		Motorola, Inc.	119,750
2,400		Qualcomm, Inc.	87,240
2,250	@	Qwest Communications International, Inc.	19,620
4,452		Sprint Nextel Corp.	76,352
460	@	Tellabs, Inc.	5,042
4,150		Verizon Communications, Inc.	154,090
656		Windstream Corp.	8,653
			1,212,138

		Textiles: 0.0%
250		Cintas Corp.	10,208
			10,208

		Toys/Games/Hobbies: 0.0%
260		Hasbro, Inc.	5,915
600		Mattel, Inc.	11,820
			17,735

		Transportation: 0.2%
570		Burlington Northern Santa Fe Corp.	41,861
500		CSX Corp.	16,415
440		FedEx Corp.	47,819
900		Norfolk Southern Corp.	39,645
600		United Parcel Service, Inc.	43,164
360		Union Pacific Corp.	31,680
			220,584

		Total Common Stock
		(Cost $16,256,467)	17,945,239

Principal Amount		Value
CORPORATE BONDS/NOTES: 6.2%

	Diversified Financial Services: 6.2%
$6,000,000	General Electric Capital Corp., 5.000%, due 06/15/07	$5,991,630

	Total Corporate Bonds/Notes
	(Cost $6,049,384)	5,991,630

U.S. GOVERNMENT AGENCY OBLIGATIONS: 62.9%

	Federal Home Loan Mortgage Corporation: 20.2%
20,000,000	5.110%, due 01/26/07	19,670,640
		19,670,640
	Federal National Mortgage Association: 32.4%
3,021,000	5.070%, due 03/15/07	2,951,988
29,300,000	5.230%, due 03/15/07	28,610,278
		31,562,266

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series Q	as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

		Financing Corporation STRIP: 10.3%
$3,500,000		5.060%, due 04/06/07		$3,409,945
3,137,000		5.090%, due 05/11/07		3,041,099
3,645,000		5.100%, due 05/30/07		3,524,274
				9,975,318

		Total U.S. Government Agency Obligations
		(Cost $61,437,529)		61,208,224

U.S. TREASURY OBLIGATIONS: 8.6%

		U.S. Treasury STRIP: 8.6%
8,570,000		5.010%, due 02/15/07		8,413,040

		Total U.S. Treasury Obligations
		(Cost $8,415,670)		8,413,040

OTHER BONDS: 3.0%

		Sovereign 3.0%
3,000,000		Israel Aid, 5.010%, due 05/15/07		2,908,110

		Total Other Bonds
		(Cost $2,914,775)		2,908,110

		Total Long-Term Investments
		(Cost $95,073,825)		96,466,243

SHORT-TERM INVESTMENTS: 0.8%

		Repurchase Agreements: 0.8%
791,000		Goldman Sachs Repurchase Agreement dated, 09/29/06, 5.320%, due 10/02/06, $791,351 to be received upon repurchase (Collateralized by $805,000 Federal Home Loan Bank, 3.200%, Market Value plus accrued interest $810,817, due 11/29/06)		791,000

		Total Short-Term Investments
		(Cost $791,000)		791,000

		Total Investments in Securities
		(Cost $95,864,825)*	100.0%	$97,257,243
		Other Assets and Liabilities — Net	(0.0)	(6,787)
		Net Assets	100.0%	$97,250,456

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $96,222,182.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,716,817
		Gross Unrealized Depreciation		(681,756)
		Net Unrealized Appreciation		$1,035,061

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series R	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 30.3%
		Advertising: 0.1%
550		Omnicom Group	$51,480
			51,480
		Aerospace/Defense: 0.8%
2,450		Boeing Co.	193,183
1,600		General Dynamics Corp.	114,672
300		Goodrich Corp.	12,156
250		L-3 Communications Holdings, Inc.	19,583
1,110		Lockheed Martin Corp.	95,527
857		Northrop Grumman Corp.	58,336
1,757		Raytheon Co.	84,354
490		Rockwell Collins, Inc.	26,872
2,320		United Technologies Corp.	146,972
			751,655
		Agriculture: 0.5%
4,700		Altria Group, Inc.	359,785
1,450		Archer-Daniels-Midland Co.	54,926
520		Monsanto Co.	24,445
380		Reynolds American, Inc.	23,549
400		UST, Inc.	21,932
			484,637
		Airlines: 0.0%
2,300		Southwest Airlines Co.	38,318
			38,318
		Apparel: 0.2%
1,580	@	Coach, Inc.	54,352
380		Jones Apparel Group, Inc.	12,327
270		Liz Claiborne, Inc.	10,668
590		Nike, Inc.	51,696
300		VF Corp.	21,885
			150,928
		Auto Manufacturers: 0.1%
4,150		Ford Motor Co.	33,574
1,200		General Motors Corp.	39,912
550		Paccar, Inc.	31,361
			104,847
		Auto Parts & Equipment: 0.0%
420	@	Goodyear Tire & Rubber Co.	6,090
400		Johnson Controls, Inc.	28,696
			34,786
		Banks: 2.0%
750		AmSouth Bancorp.	21,780
10,273		Bank of America Corp.	550,325
1,850		Bank of New York Co., Inc.	65,231
1,226		BB&T Corp.	53,674
450		Comerica, Inc.	25,614
350		Compass Bancshares, Inc.	19,943
1,200		Fifth Third Bancorp.	45,696
200		First Horizon National Corp.	7,602

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series R	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
450		Huntington Bancshares, Inc.	$10,769
900		Keycorp	33,696
200		M&T Bank Corp.	23,992
400		Marshall & Ilsley Corp.	19,272
1,000		Mellon Financial Corp.	39,100
1,630		National City Corp.	59,658
1,100		North Fork Bancorp., Inc.	31,504
400		Northern Trust Corp.	23,372
650		PNC Financial Services Group, Inc.	47,086
1,400		Regions Financial Corp.	51,506
800		State Street Corp.	49,920
850		SunTrust Banks, Inc.	65,688
666		Synovus Financial Corp.	19,560
5,400		US Bancorp.	179,388
3,590		Wachovia Corp.	200,322
7,500		Wells Fargo & Co.	271,350
200		Zions Bancorp.	15,962
			1,932,010
		Beverages: 0.7%
2,350		Anheuser-Busch Cos., Inc.	111,649
300		Brown-Forman Corp.	22,995
6,200		Coca-Cola Co.	277,016
750		Coca-Cola Enterprises, Inc.	15,623
400	@	Constellation Brands, Inc.	11,512
100		Molson Coors Brewing Co.	6,890
400		Pepsi Bottling Group, Inc.	14,200
3,720		PepsiCo, Inc.	242,767
			702,652
		Biotechnology: 0.3%
2,692	@	Amgen, Inc.	192,559
800	@	Biogen Idec, Inc.	35,744
550	@	Genzyme Corp.	37,109
150	@	Millipore Corp.	9,195
			274,607
		Building Materials: 0.1%
350		American Standard Cos., Inc.	14,690
1,000		Masco Corp.	27,420
350		Vulcan Materials Co.	27,388
			69,498
		Chemicals: 0.4%
250		Air Products & Chemicals, Inc.	16,593
200		Ashland, Inc.	12,756
2,250		Dow Chemical Co.	87,705
200		Ecolab, Inc.	8,564
2,100		EI DuPont de Nemours & Co.	89,964
350		International Flavors & Fragrances, Inc.	13,839
750		Praxair, Inc.	44,370
620		PPG Industries, Inc.	41,590
400		Rohm & Haas Co.	18,940
300		Sherwin-Williams Co.	16,734
200		Sigma-Aldrich Corp.	15,134
			366,189
		Commercial Services: 0.2%
300	@	Apollo Group, Inc.	14,772
300	@	Convergys Corp.	6,195
540		Equifax, Inc.	19,823
720		H&R Block, Inc.	15,653

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series R	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
1,300		McKesson Corp.	$68,536
600		Moody’s Corp.	39,228
800		Paychex, Inc.	29,480
600		Robert Half International, Inc.	20,382
600		RR Donnelley & Sons Co.	19,776
			233,845
		Computers: 1.3%
760	@	Apple Computer, Inc.	58,543
50	@	Affiliated Computer Services, Inc.	2,593
400	@	Computer Sciences Corp.	19,648
5,310	@	Dell, Inc.	121,280
1,150		Electronic Data Systems Corp.	28,198
5,450	@	EMC Corp.	65,291
10,700		Hewlett-Packard Co.	392,583
4,750		International Business Machines Corp.	389,215
450	@	Lexmark International, Inc.	25,947
400	@	NCR Corp.	15,792
800	@	Network Appliance, Inc.	29,608
400	@	Sandisk Corp.	21,416
7,700	@	Sun Microsystems, Inc.	38,269
750	@	Unisys Corp.	4,245
			1,212,628
		Cosmetics/Personal Care: 0.6%
1,000		Avon Products, Inc.	30,660
300		Alberto-Culver Co.	15,177
1,200		Colgate-Palmolive Co.	74,520
300		Estee Lauder Cos., Inc.	12,099
7,423		Procter & Gamble Co.	460,078
			592,534
		Distribution/Wholesale: 0.0%
122		Genuine Parts Co.	5,262
250		WW Grainger, Inc.	16,755
			22,017
		Diversified Financial Services: 2.8%
2,800		American Express Co.	157,024
620		Ameriprise Financial, Inc.	29,078
330		Bear Stearns Cos., Inc.	46,233
650		Capital One Financial Corp.	51,129
2,250		Charles Schwab Corp.	40,275
80		Chicago Mercantile Exchange Holdings, Inc.	38,260
650		CIT Group, Inc.	31,610
11,250		Citigroup, Inc.	558,788
1,328		Countrywide Financial Corp.	46,533
800	@	E*Trade Financial Corp.	19,136
2,100		Fannie Mae	117,411
300		Federated Investors, Inc.	10,143
300		Franklin Resources, Inc.	31,725
1,600		Freddie Mac	106,128
1,300		Goldman Sachs Group, Inc.	219,921
500		Janus Capital Group, Inc.	9,860
10,600		JPMorgan Chase & Co.	497,776
1,680		Lehman Brothers Holdings, Inc.	124,085
2,150		Merrill Lynch & Co., Inc.	168,173
3,300		Morgan Stanley	240,603
950		SLM Corp.	49,381
600		T. Rowe Price Group, Inc.	28,710
			2,621,982

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series R	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Electric: 0.8%
1,550	@	AES Corp.	$31,605
300	@	Allegheny Energy, Inc.	12,051
1,100		American Electric Power Co., Inc.	40,007
700		Centerpoint Energy, Inc.	10,024
900	@	CMS Energy Corp.	12,996
150		Consolidated Edison, Inc.	6,930
450		Constellation Energy Group, Inc.	26,640
400		Dominion Resources, Inc.	30,596
3,030		Duke Energy Corp.	91,506
820		Edison International	34,145
500		Entergy Corp.	39,115
1,700		Exelon Corp.	102,918
1,090		FirstEnergy Corp.	60,887
950		FPL Group, Inc.	42,750
300		Pinnacle West Capital Corp.	13,515
850		PG&E Corp	35,403
900		PPL Corp.	29,610
300		Progress Energy, Inc.	13,614
600		Public Service Enterprise Group, Inc.	36,714
800		Southern Co.	27,568
1,210		TXU Corp.	75,649
1,150		Xcel Energy, Inc.	23,748
			797,991
		Electrical Components & Equipment: 0.1%
950		Emerson Electric Co.	79,667
300		Molex, Inc.	11,691
			91,358
		Electronics: 0.1%
1,300	@	Agilent Technologies, Inc.	42,497
450		Applera Corp. - Applied Biosystems Group	14,900
300	@	Fisher Scientific International, Inc.	23,472
340		Jabil Circuit, Inc.	9,714
350		PerkinElmer, Inc.	6,626
2,100	@	Solectron Corp.	6,846
350	@	Thermo Electron Corp.	13,766
300	@	Waters Corp.	13,584
			131,405
		Entertainment: 0.0%
700		International Game Technology	29,050
			29,050
		Environmental Control: 0.0%
1,250		Waste Management, Inc.	45,850
			45,850
		Food: 0.4%
750		Campbell Soup Co.	27,375
1,150		ConAgra Foods, Inc.	28,152
300	@	Dean Foods Co.	12,606
1,400		General Mills, Inc.	79,240
950		HJ Heinz Co.	39,834
550		Kellogg Co.	27,236
1,500		Kroger Co.	34,710
350		McCormick & Co., Inc.	13,293
1,000		Safeway, Inc.	30,350
1,719		Sara Lee Corp.	27,624
185		Supervalu, Inc.	5,485
300		Whole Foods Market, Inc.	17,829
			343,734

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series R	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Forest Products & Paper: 0.1%
1,100		International Paper Co.	$38,093
350		Louisiana-Pacific Corp.	6,570
550		MeadWestvaco Corp.	14,581
450		Plum Creek Timber Co., Inc.	15,318
300		Temple-Inland, Inc.	12,030
200		Weyerhaeuser Co.	12,306
			98,898
		Gas: 0.1%
200		KeySpan Corp.	8,228
200		Nicor, Inc.	8,552
750		Sempra Energy	37,688
			54,468
		Hand/Machine Tools: 0.0%
220		Black & Decker Corp.	17,457
250		Snap-On, Inc.	11,138
150		Stanley Works	7,478
			36,073
		Healthcare — Products: 0.7%
1,350		Baxter International, Inc.	61,371
540		Becton Dickinson & Co.	38,162
1,100	@	Boston Scientific Corp.	16,269
300		CR Bard, Inc.	22,500
6,700		Johnson & Johnson	435,098
300	@	St. Jude Medical, Inc.	10,587
300		Stryker Corp.	14,877
600	@	Zimmer Holdings, Inc.	40,500
			639,364
		Healthcare — Services: 0.7%
2,190		Aetna, Inc.	86,615
680	@	Coventry Health Care, Inc.	35,034
700	@	Humana, Inc.	46,263
300	@	Laboratory Corp. of America Holdings	19,671
200		Manor Care, Inc.	10,456
400		Quest Diagnostics	24,464
5,160		UnitedHealth Group, Inc.	253,872
2,530	@	WellPoint, Inc.	194,937
			671,312
		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	16,688
200		Whirlpool Corp.	16,822
			33,510
		Household Products/Wares: 0.1%
100		Avery Dennison Corp.	6,017
180		Clorox Co.	11,340
100		Fortune Brands, Inc.	7,511
1,150		Kimberly-Clark Corp.	75,164
			100,032
		Housewares: 0.0%
650		Newell Rubbermaid, Inc.	18,408
			18,408

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series R	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Insurance: 1.6%
730	@@	ACE Ltd.	$39,953
1,100		Aflac, Inc.	50,336
1,920		Allstate Corp.	120,442
350		AMBAC Financial Group, Inc.	28,963
5,900		American International Group, Inc.	390,934
800		AON Corp.	27,096
1,580		Chubb Corp.	82,097
220		Cigna Corp.	25,590
295		Cincinnati Financial Corp.	14,178
1,100		Genworth Financial, Inc.	38,511
950		Hartford Financial Services Group, Inc.	82,413
614		Lincoln National Corp.	38,117
1,200		Loews Corp.	45,480
350		MBIA, Inc.	21,504
2,370		Metlife, Inc.	134,332
150		MGIC Investment Corp.	8,996
800		Principal Financial Group	43,424
1,760		Progressive Corp.	43,190
1,550		Prudential Financial, Inc.	118,188
450		Safeco Corp.	26,519
1,500		St. Paul Travelers Cos., Inc.	70,335
250		Torchmark Corp.	15,778
750		UnumProvident Corp.	14,543
400	@@	XL Capital Ltd.	27,480
			1,508,399
		Internet: 0.4%
700	@	Amazon.com, Inc.	22,484
2,650	@	eBay, Inc.	75,154
450	@	Google, Inc.	180,855
300	@	Monster Worldwide, Inc.	10,857
2,426	@	Symantec Corp.	51,625
600	@	VeriSign, Inc.	12,120
			353,095
		Iron/Steel: 0.1%
1,180		Nucor Corp.	58,398
500		United States Steel Corp.	28,840
			87,238
		Leisure Time: 0.1%
300		Brunswick Corp.	9,357
400		Carnival Corp.	18,812
700		Harley-Davidson, Inc.	43,925
350		Sabre Holdings Corp.	8,187
			80,281
		Lodging: 0.1%
350		Hilton Hotels Corp.	9,748
840		Marriott International, Inc.	32,458
500		Starwood Hotels & Resorts Worldwide, Inc.	28,595
470	@	Wyndham Worldwide Corp.	13,146
			83,947
		Machinery — Construction & Mining: 0.1%
1,500		Caterpillar, Inc.	98,700
			98,700
		Machinery — Diversified: 0.1%
200		Cummins, Inc.	23,846
200		Deere & Co.	16,782
400		Rockwell Automation, Inc.	23,240
			63,868

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series R	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Media: 0.9%
2,350		CBS Corp. - Class B	$66,200
500		Clear Channel Communications, Inc.	14,425
4,800	@	Comcast Corp.	176,880
500		Gannett Co., Inc.	28,415
1,460		McGraw-Hill Cos., Inc.	84,724
170		Meredith Corp.	8,386
9,150		News Corp., Inc.	179,798
3,650		Time Warner, Inc.	66,540
200		Tribune Co.	6,544
500	@	Univision Communications, Inc.	17,170
4,950		Walt Disney Co.	153,005
			802,087
		Mining: 0.2%
1,900		Alcoa, Inc.	53,276
150		Freeport-McMoRan Copper & Gold, Inc.	7,989
1,000		Newmont Mining Corp.	42,750
480		Phelps Dodge Corp.	40,656
			144,671
		Miscellaneous Manufacturing: 1.6%
1,700		3M Co.	126,514
400	@	Cooper Industries Ltd.	34,088
500		Danaher Corp.	34,335
400		Dover Corp.	18,976
700		Eastman Kodak Co.	15,680
450		Eaton Corp.	30,983
23,550		General Electric Co.	831,315
2,450		Honeywell International, Inc.	100,205
1,000		Illinois Tool Works, Inc.	44,900
800	@@	Ingersoll-Rand Co.	30,384
300		ITT Corp.	15,381
400		Leggett & Platt, Inc.	10,012
300		Parker Hannifin Corp.	23,319
350		Textron, Inc.	30,625
4,600	@@	Tyco International Ltd.	128,754
			1,475,471
		Office/Business Equipment: 0.1%
500		Pitney Bowes, Inc.	22,185
2,100	@	Xerox Corp.	32,676
			54,861
		Oil & Gas: 2.8%
1,000		Anadarko Petroleum Corp.	43,830
682		Apache Corp.	43,102
300		Chesapeake Energy Corp.	8,694
6,032		Chevron Corp.	391,236
4,525		ConocoPhillips	269,373
900		Devon Energy Corp.	56,835
500		EOG Resources, Inc.	32,525
20,250		ExxonMobil Corp.	1,358,775
480		Hess Corp.	19,882
1,240		Marathon Oil Corp.	95,356
300		Murphy Oil Corp.	14,265
500	@, @@	Nabors Industries Ltd.	14,875
2,300		Occidental Petroleum Corp.	110,653
250		Rowan Cos., Inc.	7,908
500		Sunoco, Inc.	31,095

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series R	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas (continued)
300	@	Transocean, Inc.	$21,969
2,200		Valero Energy Corp.	113,234
800		XTO Energy, Inc.	33,704
			2,667,311
		Oil & Gas Services: 0.3%
300		Baker Hughes, Inc.	20,460
300		BJ Services Co.	9,039
2,800		Halliburton Co.	79,660
100	@	National Oilwell Varco, Inc.	5,855
2,400		Schlumberger Ltd.	148,872
			263,886
		Packaging & Containers: 0.0%
300		Ball Corp.	12,135
300		Bemis Co.	9,858
300	@	Pactiv Corp.	8,526
300		Sealed Air Corp.	16,236
			46,755
		Pharmaceuticals: 1.7%
3,400		Abbott Laboratories	165,104
150		Allergan, Inc.	16,892
880		AmerisourceBergen Corp.	39,776
300	@	Barr Pharmaceuticals, Inc.	15,582
900		Cardinal Health, Inc.	59,166
980		Caremark Rx, Inc.	55,537
450	@	Express Scripts, Inc.	33,971
800	@	Forest Laboratories, Inc.	40,488
1,000	@	Gilead Sciences, Inc.	68,700
700	@	Hospira, Inc.	26,789
900	@	King Pharmaceuticals, Inc.	15,327
652	@	Medco Health Solutions, Inc.	39,192
8,400		Merck & Co., Inc.	351,960
500		Mylan Laboratories	10,065
16,610		Pfizer, Inc.	471,060
3,400		Schering-Plough Corp.	75,106
350	@	Watson Pharmaceuticals, Inc.	9,160
3,000		Wyeth	152,520
			1,646,395
		Pipelines: 0.1%
900	@	Dynegy, Inc.	4,986
1,400		El Paso Corp.	19,096
1,200		Williams Cos., Inc.	28,644
			52,726
		Real Estate: 0.0%
812	@	Realogy Corp.	18,416
			18,416
		Real Estate Investment Trusts: 0.1%
300		Apartment Investment & Management Co.	16,323
100		Boston Properties, Inc.	10,334
800		Equity Office Properties Trust	31,808
100		Public Storage, Inc.	8,599
450		Simon Property Group, Inc.	40,779
			107,843
		Retail: 2.1%
350	@	Autonation, Inc.	7,315
200	@	Autozone, Inc.	20,660

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series R	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Retail (continued)
650	@	Bed Bath & Beyond, Inc.	$24,869
880		Best Buy Co., Inc.	47,133
400	@	Big Lots, Inc.	7,924
350		Circuit City Stores, Inc.	8,789
1,450		Costco Wholesale Corp.	72,036
1,900		CVS Corp.	61,028
450		Darden Restaurants, Inc.	19,112
550		Family Dollar Stores, Inc.	16,082
2,128		Federated Department Stores, Inc.	91,951
1,740		Gap, Inc.	32,973
4,700		Home Depot, Inc.	170,469
550		JC Penney Co., Inc.	37,615
1,300	@	Kohl’s Corp.	84,396
800		Limited Brands, Inc.	21,192
3,560		Lowe’s Cos., Inc.	99,894
4,800		McDonald’s Corp.	187,776
800		Nordstrom, Inc.	33,840
970	@	Office Depot, Inc.	38,509
200		OfficeMax, Inc.	8,148
330	@	Sears Holding Corp.	52,170
1,700		Staples, Inc.	41,361
3,000	@	Starbucks Corp.	102,150
1,900		Target Corp.	104,975
1,300		TJX Cos., Inc.	36,439
5,650		Wal-Mart Stores, Inc.	278,658
3,930		Walgreen Co.	174,453
450		Wendy’s International, Inc.	30,150
550		Yum! Brands, Inc.	28,628
			1,940,695
		Savings & Loans: 0.2%
560		Golden West Financial Corp.	43,260
210		Sovereign Bancorp., Inc.	4,517
2,180		Washington Mutual, Inc.	94,765
			142,542
		Semiconductors: 0.8%
1,900	@	Advanced Micro Devices, Inc.	47,215
850	@	Altera Corp.	15,623
1,050		Analog Devices, Inc.	30,860
3,550		Applied Materials, Inc.	62,942
948	@	Freescale Semiconductor, Inc.	36,033
13,200		Intel Corp.	271,524
700		Linear Technology Corp.	21,784
1,500	@	LSI Logic Corp.	12,330
750		Maxim Integrated Products	21,053
2,750	@	Micron Technology, Inc.	47,850
1,250		National Semiconductor Corp.	29,413
350	@	Novellus Systems, Inc.	9,681
700	@	Nvidia Corp.	20,713
400	@	QLogic Corp.	7,560
3,600		Texas Instruments, Inc.	119,700
800		Xilinx, Inc.	17,560
			771,841
		Software: 1.2%
1,320	@	Adobe Systems, Inc.	49,434
720	@	Autodesk, Inc.	25,042
1,300		Automatic Data Processing, Inc.	61,542
750	@	BMC Software, Inc.	20,415
1,100		CA, Inc.	26,059
350	@	Citrix Systems, Inc.	12,674

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series R	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Software (continued)
1,300	@	Compuware Corp.	$10,127
700	@	Electronic Arts, Inc.	38,976
1,687		First Data Corp.	70,854
400	@	Fiserv, Inc.	18,836
500		IMS Health, Inc.	13,320
800	@	Intuit, Inc.	25,672
19,900		Microsoft Corp.	543,834
1,050	@	Novell, Inc.	6,426
8,820	@	Oracle Corp.	156,467
440	@	Parametric Technology Corp.	7,682
			1,087,360
		Telecommunications: 2.1%
400		Alltel Corp.	22,200
8,817		AT&T, Inc.	287,082
1,600	@	Avaya, Inc.	18,304
4,350		BellSouth Corp.	185,963
400		CenturyTel, Inc.	15,868
23,500	@	Cisco Systems, Inc.	540,500
800		Citizens Communications Co.	11,232
400	@	Comverse Technology, Inc.	8,576
3,400	@	Corning, Inc.	82,994
395		Embarq Corp.	19,106
1,300	@	Juniper Networks, Inc.	22,464
7,610		Motorola, Inc.	190,250
3,800		Qualcomm, Inc.	138,130
3,600	@	Qwest Communications International, Inc.	31,392
7,206		Sprint Nextel Corp.	123,583
950	@	Tellabs, Inc.	10,412
6,650		Verizon Communications, Inc.	246,915
1,113		Windstream Corp.	14,680
			1,969,651
		Textiles: 0.0%
400		Cintas Corp.	16,332
			16,332
		Toys/Games/Hobbies: 0.0%
750		Hasbro, Inc.	17,063
950		Mattel, Inc.	18,715
			35,778
		Transportation: 0.4%
900		Burlington Northern Santa Fe Corp.	66,096
900		CSX Corp.	29,547
700		FedEx Corp.	76,076
1,500		Norfolk Southern Corp.	66,075
600		Union Pacific Corp.	52,800
950		United Parcel Service, Inc.	68,343
			358,937

		Total Common Stock
		(Cost $25,689,545)	28,615,152

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 60.2%

	Federal Home Loan Mortgage Corporation: 8.4%
$2,000,000	5.050%, due 09/15/07	$1,906,478
6,250,000	5.060%, due 07/15/07	6,006,931
		7,913,409

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series R	as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

		Federal National Mortgage Association: 37.8%
$37,000,000		5.180%, due 06/15/07		$35,675,104
				35,675,104

		Financing Corporation STRIP: 14.0%
3,720,000		5.080%, due 06/06/07		3,593,844
2,653,000		5.080%, due 12/27/07		2,493,541
7,558,000		5.090%, due 12/06/07		7,123,234
				13,210,619

		Total U.S. Government Agency Obligations
		(Cost $57,358,592)		56,799,132

U.S. TREASURY OBLIGATIONS: 1.7%

		U.S. Treasury STRIP: 1.7%
1,631,000		5.040%, due 05/15/07		1,581,861

		Total U.S. Treasury Obligations
		(Cost $1,582,181)		1,581,861

OTHER BONDS: 7.2%

		Sovereign: 7.2%
3,917,000		Israel Aid, 5.010%, due 11/15/07		3,705,079
3,185,000		Turkey Trust, 5.010%, due 05/15/07		3,087,443

		Total Other Bonds
		(Cost $6,876,874)		6,792,522

		Total Long-Term Investments
		(Cost $91,507,192)		93,788,667

SHORT-TERM INVESTMENTS: 0.7%

		Repurchase Agreements: 0.7%
658,000		Goldman Sachs Repurchase Agreement dated, 09/29/06, 5.320%, due 10/02/06, $658,292 to be received upon repurchase (Collateralized by $670,000 Federal Home Loan Bank, 3.200%, Market Value plus accrued interest $674,842, due 11/29/06)		658,000

		Total Short-Term Investments
		(Cost $658,000)		658,000

		Total Investments in Securities
		(Cost $92,165,192)*	100.1%	$94,446,667
		Other Assets and Liabilities — Net	(0.1)	(72,107)
		Net Assets	100.0%	$94,374,560

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $92,566,728.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,134,030
		Gross Unrealized Depreciation		(1,254,091)
		Net Unrealized Appreciation		$1,879,939

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series S	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 35.5%

		Advertising: 0.1%
1,000		Omnicom Group	$93,600
			93,600
		Aerospace/Defense: 0.9%
3,850		Boeing Co.	303,573
2,300		General Dynamics Corp.	164,841
400		Goodrich Corp.	16,208
450		L-3 Communications Holdings, Inc.	35,249
1,700		Lockheed Martin Corp.	146,302
1,312		Northrop Grumman Corp.	89,308
2,674		Raytheon Co.	128,379
580		Rockwell Collins, Inc.	31,807
3,500		United Technologies Corp.	221,725
			1,137,392
		Agriculture: 0.6%
7,150		Altria Group, Inc.	547,333
2,200		Archer-Daniels-Midland Co.	83,336
780		Monsanto Co.	36,668
660		Reynolds American, Inc.	40,900
500		UST, Inc.	27,415
			735,652
		Airlines: 0.1%
4,200		Southwest Airlines Co.	69,972
			69,972
		Apparel: 0.2%
2,470	@	Coach, Inc.	84,968
710		Jones Apparel Group, Inc.	23,032
476		Liz Claiborne, Inc.	18,807
840		Nike, Inc.	73,601
350		VF Corp.	25,533
			225,941
		Auto Manufacturers: 0.1%
6,300		Ford Motor Co.	50,967
1,900		General Motors Corp.	63,194
300	@	Navistar International Corp.	7,746
900		Paccar, Inc.	51,318
			173,225
		Auto Parts & Equipment: 0.1%
1,090	@	Goodyear Tire & Rubber Co.	15,805
650		Johnson Controls, Inc.	46,631
			62,436
		Banks: 2.4%
1,600		AmSouth Bancorp.	46,464
15,593		Bank of America Corp.	835,317
2,850		Bank of New York Co., Inc.	100,491
1,894		BB&T Corp.	82,919
800		Comerica, Inc.	45,536
400		Compass Bancshares, Inc.	22,792
1,900		Fifth Third Bancorp.	72,352

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series S	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
250		First Horizon National Corp.	$9,503
800		Huntington Bancshares, Inc.	19,144
1,350		Keycorp	50,544
350		M&T Bank Corp.	41,986
850		Marshall & Ilsley Corp.	40,953
1,600		Mellon Financial Corp.	62,560
2,510		National City Corp.	91,866
650		Northern Trust Corp.	37,980
1,600		North Fork Bancorp., Inc.	45,824
1,050		PNC Financial Services Group, Inc.	76,062
2,100		Regions Financial Corp.	77,259
1,050		State Street Corp.	65,520
1,350		SunTrust Banks, Inc.	104,328
1,044		Synovus Financial Corp.	30,662
8,150		US Bancorp.	270,743
5,524		Wachovia Corp.	308,239
11,400		Wells Fargo & Co.	412,452
350		Zions Bancorp.	27,934
			2,979,430
		Beverages: 0.9%
3,600		Anheuser-Busch Cos., Inc.	171,036
400		Brown-Forman Corp.	30,660
9,500		Coca-Cola Co.	424,460
1,150		Coca-Cola Enterprises, Inc.	23,955
600	@	Constellation Brands, Inc.	17,268
5,690		PepsiCo, Inc.	371,329
850		Pepsi Bottling Group, Inc.	30,175
			1,068,883
		Biotechnology: 0.3%
3,950	@	Amgen, Inc.	282,544
1,100	@	Biogen Idec, Inc.	49,148
900	@	Genzyme Corp.	60,723
300	@	Millipore Corp.	18,390
			410,805
		Building Materials: 0.1%
550		American Standard Cos., Inc.	23,084
1,600		Masco Corp.	43,872
400		Vulcan Materials Co.	31,300
			98,256
		Chemicals: 0.4%
300		Air Products & Chemicals, Inc.	19,911
200		Ashland, Inc.	12,756
3,550		Dow Chemical Co.	138,379
300		Ecolab, Inc.	12,846
3,100		EI DuPont de Nemours & Co.	132,804
400		International Flavors & Fragrances, Inc.	15,816
1,000		PPG Industries, Inc.	67,080
1,350		Praxair, Inc.	79,866
500		Rohm & Haas Co.	23,675
450		Sherwin-Williams Co.	25,101
200		Sigma-Aldrich Corp.	15,134
			543,368
		Commercial Services: 0.3%
500	@	Apollo Group, Inc.	24,620
700		Equifax, Inc.	25,697
1,060		H&R Block, Inc.	23,044
1,700		McKesson Corp.	89,624

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series S	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
900		Moody’s Corp.	$58,842
1,300		Paychex, Inc.	47,905
550		Robert Half International, Inc.	18,684
800		RR Donnelley & Sons Co.	26,368
			314,784
		Computers: 1.5%
100	@	Affiliated Computer Services, Inc.	5,186
1,220	@	Apple Computer, Inc.	93,977
650	@	Computer Sciences Corp.	31,928
8,130	@	Dell, Inc.	185,689
1,700		Electronic Data Systems Corp.	41,684
8,250	@	EMC Corp.	98,835
16,400		Hewlett-Packard Co.	601,716
7,250		International Business Machines Corp.	594,065
640	@	Lexmark International, Inc.	36,902
650	@	NCR Corp.	25,662
1,200	@	Network Appliance, Inc.	44,412
600	@	Sandisk Corp.	32,124
11,700	@	Sun Microsystems, Inc.	58,149
1,450	@	Unisys Corp.	8,207
			1,858,536
		Cosmetics/Personal Care: 0.7%
1,600		Avon Products, Inc.	49,056
350		Alberto-Culver Co.	17,707
1,750		Colgate-Palmolive Co.	108,675
400		Estee Lauder Cos., Inc.	16,132
11,337		Procter & Gamble Co.	702,667
			894,237
		Distribution/Wholesale: 0.0%
186		Genuine Parts Co.	8,022
300		WW Grainger, Inc.	20,106
			28,128
		Diversified Financial Services: 3.3%
4,250		American Express Co.	238,340
990		Ameriprise Financial, Inc.	46,431
660		Bear Stearns Cos., Inc.	92,466
1,070		Capital One Financial Corp.	84,166
3,450		Charles Schwab Corp.	61,755
130		Chicago Mercantile Exchange Holdings, Inc.	62,173
750		CIT Group, Inc.	36,473
17,250		Citigroup, Inc.	856,808
2,058		Countrywide Financial Corp.	72,112
1,200	@	E*Trade Financial Corp.	28,704
3,290		Fannie Mae	183,944
350		Federated Investors, Inc.	11,834
450		Franklin Resources, Inc.	47,588
2,400		Freddie Mac	159,192
2,050		Goldman Sachs Group, Inc.	346,799
800		Janus Capital Group, Inc.	15,776
16,200		JPMorgan Chase & Co.	760,752
2,460		Lehman Brothers Holdings, Inc.	181,696
3,150		Merrill Lynch & Co., Inc.	246,393
5,000		Morgan Stanley	364,550
1,600		SLM Corp.	83,168
700		T. Rowe Price Group, Inc.	33,495
			4,014,615

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series S	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Electric: 1.0%
2,450	@	AES Corp.	$49,956
550	@	Allegheny Energy, Inc.	22,094
1,700		American Electric Power Co., Inc.	61,829
1,050		Centerpoint Energy, Inc.	15,036
1,400	@	CMS Energy Corp.	20,216
200		Consolidated Edison, Inc.	9,240
650		Constellation Energy Group, Inc.	38,480
500		Dominion Resources, Inc.	38,245
4,554		Duke Energy Corp.	137,531
1,040		Edison International	43,306
800		Entergy Corp.	62,584
2,500		Exelon Corp.	151,350
1,600		FirstEnergy Corp.	89,376
1,800		FPL Group, Inc.	81,000
400		Pinnacle West Capital Corp.	18,020
1,350		PG&E Corp	56,228
1,400		PPL Corp.	46,060
400		Progress Energy, Inc.	18,152
950		Public Service Enterprise Group, Inc.	58,131
1,100		Southern Co.	37,906
1,800		TXU Corp.	112,536
1,750		Xcel Energy, Inc.	36,138
			1,203,414
		Electrical Components & Equipment: 0.1%
1,400		Emerson Electric Co.	117,404
400		Molex, Inc.	15,588
			132,992
		Electronics: 0.2%
1,850	@	Agilent Technologies, Inc.	60,477
650		Applera Corp. - Applied Biosystems Group	21,522
400	@	Fisher Scientific International, Inc.	31,296
690		Jabil Circuit, Inc.	19,713
400		PerkinElmer, Inc.	7,572
500	@	Thermo Electron Corp.	19,665
450	@	Waters Corp.	20,376
			180,621
		Entertainment: 0.0%
1,150		International Game Technology	47,725
			47,725
		Environmental Control: 0.1%
1,850		Waste Management, Inc.	67,858
			67,858
		Food: 0.4%
1,100		Campbell Soup Co.	40,150
1,800		ConAgra Foods, Inc.	44,064
400	@	Dean Foods Co.	16,808
2,100		General Mills, Inc.	118,860
1,350		HJ Heinz Co.	56,606
1,000		Kellogg Co.	49,520
2,300		Kroger Co.	53,222
550		McCormick & Co., Inc.	20,889
1,650		Safeway, Inc.	50,078
2,663		Sara Lee Corp.	42,794
704		Supervalu, Inc.	20,874
400		Whole Foods Market, Inc.	23,772
			537,637

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series S	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Forest Products & Paper: 0.1%
1,700		International Paper Co.	$58,871
490		Louisiana-Pacific Corp.	9,197
800		MeadWestvaco Corp.	21,208
600		Plum Creek Timber Co., Inc.	20,424
700		Temple-Inland, Inc.	28,070
300		Weyerhaeuser Co.	18,459
			156,229
		Gas: 0.1%
300		KeySpan Corp.	12,342
1,140		Sempra Energy	57,285
			69,627
		Hand/Machine Tools: 0.1%
320		Black & Decker Corp.	25,392
200		Snap-On, Inc.	8,910
400		Stanley Works	19,940
			54,242
		Healthcare — Products: 0.8%
2,050		Baxter International, Inc.	93,193
870		Becton Dickinson & Co.	61,483
1,600	@	Boston Scientific Corp.	23,664
400		CR Bard, Inc.	30,000
10,300		Johnson & Johnson	668,882
500	@	St. Jude Medical, Inc.	17,645
200		Stryker Corp.	9,918
900	@	Zimmer Holdings, Inc.	60,750
			965,535
		Healthcare — Services: 0.8%
3,280		Aetna, Inc.	129,724
780	@	Coventry Health Care, Inc.	40,186
1,090	@	Humana, Inc.	72,038
400	@	Laboratory Corp. of America Holdings	26,228
300		Manor Care, Inc.	15,684
600		Quest Diagnostics	36,696
7,920		UnitedHealth Group, Inc.	389,664
3,780	@	WellPoint, Inc.	291,249
			1,001,469
		Home Furnishings: 0.0%
300		Harman International Industries, Inc.	25,032
300		Whirlpool Corp.	25,233
			50,265
		Household Products/Wares: 0.1%
100		Avery Dennison Corp.	6,017
240		Clorox Co.	15,120
150		Fortune Brands, Inc.	11,267
1,750		Kimberly-Clark Corp.	114,380
			146,784
		Housewares: 0.0%
950		Newell Rubbermaid, Inc.	26,904
			26,904
		Insurance: 1.9%
1,000	@@	ACE Ltd.	54,730
1,700		Aflac, Inc.	77,792
3,010		Allstate Corp.	188,817

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series S	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Insurance (continued)
350		AMBAC Financial Group, Inc.	$28,963
8,850		American International Group, Inc.	586,401
1,050		AON Corp.	35,564
2,440		Chubb Corp.	126,782
350		Cigna Corp.	40,712
532		Cincinnati Financial Corp.	25,568
1,700		Genworth Financial, Inc.	59,517
1,400		Hartford Financial Services Group, Inc.	121,450
1,033		Lincoln National Corp.	64,129
1,880		Loews Corp.	71,252
600		MBIA, Inc.	36,864
3,510		Metlife, Inc.	198,947
310		MGIC Investment Corp.	18,591
1,300		Principal Financial Group	70,564
3,080		Progressive Corp.	75,583
2,280		Prudential Financial, Inc.	173,850
700		Safeco Corp.	41,251
2,330		St. Paul Travelers Cos., Inc.	109,254
400		Torchmark Corp.	25,244
1,000		UnumProvident Corp.	19,390
600	@@	XL Capital Ltd.	41,220
			2,292,435
		Internet: 0.4%
1,000	@	Amazon.com, Inc.	32,120
3,950	@	eBay, Inc.	112,022
700	@	Google, Inc.	281,330
350	@	Monster Worldwide, Inc.	12,667
3,710	@	Symantec Corp.	78,949
800	@	VeriSign, Inc.	16,160
			533,248
		Iron/Steel: 0.1%
1,900		Nucor Corp.	94,031
750		United States Steel Corp.	43,260
			137,291
		Leisure Time: 0.1%
350		Brunswick Corp.	10,917
550		Carnival Corp.	25,867
1,000		Harley-Davidson, Inc.	62,750
550		Sabre Holdings Corp.	12,865
			112,399
		Lodging: 0.1%
450		Hilton Hotels Corp.	12,533
1,500		Marriott International, Inc.	57,960
800		Starwood Hotels & Resorts Worldwide, Inc.	45,752
670	@	Wyndham Worldwide Corp.	18,740
			134,985
		Machinery — Construction & Mining: 0.1%
2,300		Caterpillar, Inc.	151,340
			151,340
		Machinery — Diversified: 0.1%
250		Cummins, Inc.	29,808
300		Deere & Co.	25,173
550		Rockwell Automation, Inc.	31,955
			86,936

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series S	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Media: 1.0%
3,575		CBS Corp. - Class B	$100,708
700		Clear Channel Communications, Inc.	20,195
7,300	@	Comcast Corp.	269,005
400		EW Scripps Co.	19,172
800		Gannett Co., Inc.	45,464
2,250		McGraw-Hill Cos., Inc.	130,568
140		Meredith Corp.	6,906
13,900		News Corp., Inc.	273,135
5,600		Time Warner, Inc.	102,088
300	@	Univision Communications, Inc.	10,302
7,450		Walt Disney Co.	230,280
			1,207,823
		Mining: 0.2%
3,000		Alcoa, Inc.	84,120
300		Freeport-McMoRan Copper & Gold, Inc.	15,978
1,500		Newmont Mining Corp.	64,125
800		Phelps Dodge Corp.	67,760
			231,983
		Miscellaneous Manufacturing: 1.8%
2,650		3M Co.	197,213
400	@	Cooper Industries Ltd.	34,088
1,000		Danaher Corp.	68,670
650		Dover Corp.	30,836
1,000		Eastman Kodak Co.	22,400
750		Eaton Corp.	51,638
35,950		General Electric Co.	1,269,035
3,750		Honeywell International, Inc.	153,375
1,500		Illinois Tool Works, Inc.	67,350
1,100	@@	Ingersoll-Rand Co.	41,778
600		ITT Corp.	30,762
600		Leggett & Platt, Inc.	15,018
400		Parker Hannifin Corp.	31,092
420		Textron, Inc.	36,750
7,100	@@	Tyco International Ltd.	198,729
			2,248,734
		Office/Business Equipment: 0.1%
800		Pitney Bowes, Inc.	35,496
3,200	@	Xerox Corp.	49,792
			85,288
		Oil & Gas: 3.4%
1,300		Anadarko Petroleum Corp.	56,979
1,022		Apache Corp.	64,590
500		Chesapeake Energy Corp.	14,490
9,362		Chevron Corp.	607,219
6,918		ConocoPhillips	411,829
1,450		Devon Energy Corp.	91,568
800		EOG Resources, Inc.	52,040
31,850		ExxonMobil Corp.	2,137,135
860		Hess Corp.	35,621
1,950		Marathon Oil Corp.	149,955
500		Murphy Oil Corp.	23,775
700	@, @@	Nabors Industries Ltd.	20,825
3,620		Occidental Petroleum Corp.	174,158
300		Rowan Cos., Inc.	9,489
700		Sunoco, Inc.	43,533
400	@	Transocean, Inc.	29,292
3,200		Valero Energy Corp.	164,704
1,100		XTO Energy, Inc.	46,343
			4,133,545

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series S	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas Services: 0.3%
200	@	National Oilwell Varco, Inc.	$11,710
400		Baker Hughes, Inc.	27,280
400		BJ Services Co.	12,052
4,300		Halliburton Co.	122,335
3,600		Schlumberger Ltd.	223,308
			396,685
		Packaging & Containers: 0.1%
310		Ball Corp.	12,540
400		Bemis Co.	13,144
700	@	Pactiv Corp.	19,894
350		Sealed Air Corp.	18,942
			64,520
		Pharmaceuticals: 2.0%
5,100		Abbott Laboratories	247,656
250		Allergan, Inc.	28,153
1,360		AmerisourceBergen Corp.	61,472
400	@	Barr Pharmaceuticals, Inc.	20,776
1,420		Cardinal Health, Inc.	93,351
1,610		Caremark Rx, Inc.	91,239
700	@	Express Scripts, Inc.	52,843
1,050	@	Forest Laboratories, Inc.	53,141
1,600	@	Gilead Sciences, Inc.	109,920
500	@	Hospira, Inc.	19,135
1,100	@	King Pharmaceuticals, Inc.	18,733
1,046	@	Medco Health Solutions, Inc.	62,875
12,850		Merck & Co., Inc.	538,415
800		Mylan Laboratories	16,104
25,040		Pfizer, Inc.	710,134
5,200		Schering-Plough Corp.	114,868
400	@	Watson Pharmaceuticals, Inc.	10,468
4,600		Wyeth	233,864
			2,483,147
		Pipelines: 0.1%
2,100		El Paso Corp.	28,644
1,850		Williams Cos., Inc.	44,160
			72,804
		Real Estate: 0.0%
437	@	Realogy Corp.	9,911
			9,911
		Real Estate Investment Trusts: 0.1%
400		Apartment Investment & Management Co.	21,764
1,200		Equity Office Properties Trust	47,712
100		Public Storage, Inc.	8,599
750		Simon Property Group, Inc.	67,965
			146,040
		Retail: 2.4%
600	@	Autonation, Inc.	12,540
300	@	Autozone, Inc.	30,990
1,150	@	Bed Bath & Beyond, Inc.	43,999
1,385		Best Buy Co., Inc.	74,181
700	@	Big Lots, Inc.	13,867
550		Circuit City Stores, Inc.	13,811
2,250		Costco Wholesale Corp.	111,780

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series S	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Retail (continued)
2,700		CVS Corp.	$86,724
700		Darden Restaurants, Inc.	29,729
900		Family Dollar Stores, Inc.	26,316
3,208		Federated Department Stores, Inc.	138,618
2,030		Gap, Inc.	38,469
7,310		Home Depot, Inc.	265,134
5,910		Walgreen Co.	262,345
800		JC Penney Co., Inc.	54,712
2,050	@	Kohl’s Corp.	133,086
1,150		Limited Brands, Inc.	30,464
5,340		Lowe’s Cos., Inc.	149,840
7,300		McDonald’s Corp.	285,576
800		Nordstrom, Inc.	33,840
1,790	@	Office Depot, Inc.	71,063
300		OfficeMax, Inc.	12,222
480	@	Sears Holding Corp.	75,883
2,545		Staples, Inc.	61,920
4,500	@	Starbucks Corp.	153,225
3,150		Target Corp.	174,038
1,850		TJX Cos., Inc.	51,856
8,650		Wal-Mart Stores, Inc.	426,618
700		Wendy’s International, Inc.	46,900
1,250		Yum! Brands, Inc.	65,063
			2,974,809
		Savings & Loans: 0.2%
820		Golden West Financial Corp.	63,345
315		Sovereign Bancorp., Inc.	6,776
3,291		Washington Mutual, Inc.	143,060
			213,181
		Semiconductors: 1.0%
2,800	@	Advanced Micro Devices, Inc.	69,580
1,300	@	Altera Corp.	23,894
1,700		Analog Devices, Inc.	49,963
5,400		Applied Materials, Inc.	95,742
1,386	@	Freescale Semiconductor, Inc.	52,682
20,140		Intel Corp.	414,280
1,000		Linear Technology Corp.	31,120
1,200	@	LSI Logic Corp.	9,864
1,050		Maxim Integrated Products	29,474
4,150	@	Micron Technology, Inc.	72,210
1,900		National Semiconductor Corp.	44,707
450	@	Novellus Systems, Inc.	12,447
1,100	@	Nvidia Corp.	32,549
1,000	@	QLogic Corp.	18,900
5,450		Texas Instruments, Inc.	181,213
1,100		Xilinx, Inc.	24,145
			1,162,770
		Software: 1.4%
1,070	@	Electronic Arts, Inc.	59,578
1,740	@	Adobe Systems, Inc.	65,163
1,020	@	Autodesk, Inc.	35,476
2,000		Automatic Data Processing, Inc.	94,680
1,060	@	BMC Software, Inc.	28,853
1,650		CA, Inc.	39,089
1,000	@	Citrix Systems, Inc.	36,210
1,850	@	Compuware Corp.	14,412
2,578		First Data Corp.	108,276
700	@	Fiserv, Inc.	32,963
800		IMS Health, Inc.	21,312

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series S	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Software (continued)
1,200	@	Intuit, Inc.	$38,508
30,350		Microsoft Corp.	829,466
1,050	@	Novell, Inc.	6,426
13,440	@	Oracle Corp.	238,426
708	@	Parametric Technology Corp.	12,362
			1,661,200
		Telecommunications: 2.4%
400		Alltel Corp.	22,200
13,508		AT&T, Inc.	439,820
1,450	@	Avaya, Inc.	16,588
6,600		BellSouth Corp.	282,150
600		CenturyTel, Inc.	23,802
35,950	@	Cisco Systems, Inc.	826,820
200	@	Comverse Technology, Inc.	4,288
5,250	@	Corning, Inc.	128,153
502		Embarq Corp.	24,282
2,000	@	Juniper Networks, Inc.	34,560
11,530		Motorola, Inc.	288,250
5,900		Qualcomm, Inc.	214,465
5,400	@	Qwest Communications International, Inc.	47,088
10,951		Sprint Nextel Corp.	187,810
2,300	@	Tellabs, Inc.	25,208
10,150		Verizon Communications, Inc.	376,870
1,613		Windstream Corp.	21,275
1,100		Citizens Communications Co.	15,444
			2,979,073
		Textiles: 0.0%
600		Cintas Corp.	24,498
			24,498
		Toys/Games/Hobbies: 0.0%
1,000		Hasbro, Inc.	22,750
1,450		Mattel, Inc.	28,565
			51,315
		Transportation: 0.4%
1,300		Burlington Northern Santa Fe Corp.	95,472
1,440		CSX Corp.	47,275
1,050		FedEx Corp.	114,114
1,950		Norfolk Southern Corp.	85,898
900		Union Pacific Corp.	79,200
1,550		United Parcel Service, Inc.	111,507
			533,466

		Total Common Stock
		(Cost $39,067,390)	43,479,988

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 62.3%

	Federal Home Loan Mortgage Corporation: 31.5%
$538,000	5.050%, due 09/15/07	$512,843
40,000,000	5.160%, due 09/14/07	38,094,680
		38,607,523

	Federal National Mortgage Association: 30.8%
39,733,000	5.220%, due 10/05/07	37,733,953
		37,733,953

	Total U.S. Government Agency Obligations
	(Cost $77,473,156)	76,341,476

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series S	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 0.4%

	U.S. Treasury STRIP: 0.4%
$538,000	4.990%, due 08/15/07		$515,563

	Total U.S. Treasury Obligations
	(Cost $515,067)		515,563

OTHER BONDS: 1.1%

	Sovereign: 1.1%
1,450,000	Turkey Trust, 5.010%, due 11/15/07		1,371,551

	Total Other Bonds
	(Cost $1,402,134)
			1,371,551
	Total Long-Term Investments
	(Cost $118,457,747)		121,708,578

SHORT-TERM INVESTMENTS: 0.8%

	Repurchase Agreements: 0.8%
951,000	Goldman Sachs Repurchase Agreement dated, 09/29/06, 5.320%, due 10/02/06, $951,422 to be received upon repurchase (Collateralized by $964,000 Federal Home Loan Mortgage Corporation, 4.800%, Market Value plus accrued interest $970,237, due 02/20/07)		951,000

	Total Short-Term Investments
	(Cost $951,000)		951,000

	Total Investments in Securities
	(Cost $119,408,747)*	100.1%	$122,659,578
	Other Assets and Liabilities — Net	(0.1)	(89,370)
	Net Assets	100.0%	$122,570,238

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities

*	Cost for federal income tax purposes is $119,813,153.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$4,943,469
	Gross Unrealized Depreciation	(2,097,044)
	Net Unrealized Appreciation	$2,846,425

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series T	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 31.0%

		Advertising: 0.1%
750		Omnicom Group	$70,200
			70,200
		Aerospace/Defense: 0.8%
2,850		Boeing Co.	224,723
1,800		General Dynamics Corp.	129,006
300		Goodrich Corp.	12,156
350		L-3 Communications Holdings, Inc.	27,416
1,290		Lockheed Martin Corp.	111,017
909		Northrop Grumman Corp.	61,876
2,004		Raytheon Co.	96,212
440		Rockwell Collins, Inc.	24,130
2,650		United Technologies Corp.	167,878
			854,414
		Agriculture: 0.5%
5,500		Altria Group, Inc.	421,025
1,700		Archer-Daniels-Midland Co.	64,396
620		Monsanto Co.	29,146
480		Reynolds American, Inc.	29,746
400		UST, Inc.	21,932
			566,245
		Airlines: 0.0%
3,200		Southwest Airlines Co.	53,312
			53,312
		Apparel: 0.1%
1,700	@	Coach, Inc.	58,480
300		Jones Apparel Group, Inc.	9,732
360		Liz Claiborne, Inc.	14,224
700		Nike, Inc.	61,334
200		VF Corp.	14,590
			158,360
		Auto Manufacturers: 0.1%
4,840		Ford Motor Co.	39,156
1,400		General Motors Corp.	46,564
300	@	Navistar International Corp.	7,746
600		Paccar, Inc.	34,212
			127,678
		Auto Parts & Equipment: 0.0%
870	@	Goodyear Tire & Rubber Co.	12,615
500		Johnson Controls, Inc.	35,870
			48,485
		Banks: 2.1%
900		AmSouth Bancorp.	26,136
12,064		Bank of America Corp.	646,268
2,150		Bank of New York Co., Inc.	75,809
1,411		BB&T Corp.	61,774
450		Comerica, Inc.	25,614
300		Compass Bancshares, Inc.	17,094
1,400		Fifth Third Bancorp.	53,312

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series T	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
200		First Horizon National Corp.	$7,602
550		Huntington Bancshares, Inc.	13,162
1,000		Keycorp	37,440
250		M&T Bank Corp.	29,990
500		Marshall & Ilsley Corp.	24,090
1,200		Mellon Financial Corp.	46,920
1,890		National City Corp.	69,174
500		Northern Trust Corp.	29,215
1,200		North Fork Bancorp., Inc.	34,368
800		PNC Financial Services Group, Inc.	57,952
1,600		Regions Financial Corp.	58,864
850		State Street Corp.	53,040
900		SunTrust Banks, Inc.	69,552
838		Synovus Financial Corp.	24,612
6,250		US Bancorp.	207,625
4,246		Wachovia Corp.	236,927
8,900		Wells Fargo & Co.	322,002
250		Zions Bancorp.	19,953
			2,248,495
		Beverages: 0.8%
2,750		Anheuser-Busch Cos., Inc.	130,653
300		Brown-Forman Corp.	22,995
7,200		Coca-Cola Co.	321,696
900		Coca-Cola Enterprises, Inc.	18,747
400	@	Constellation Brands, Inc.	11,512
4,310		PepsiCo, Inc.	281,271
650		Pepsi Bottling Group, Inc.	23,075
			809,949
		Biotechnology: 0.3%
3,050	@	Amgen, Inc.	218,167
900	@	Biogen Idec, Inc.	40,212
650	@	Genzyme Corp.	43,856
250	@	Millipore Corp.	15,325
			317,560
		Building Materials: 0.1%
450		American Standard Cos., Inc.	18,887
1,200		Masco Corp.	32,904
250		Vulcan Materials Co.	19,563
			71,354
		Chemicals: 0.4%
200		Air Products & Chemicals, Inc.	13,274
200		Ashland, Inc.	12,756
2,600		Dow Chemical Co.	101,348
200		Ecolab, Inc.	8,564
2,400		EI DuPont de Nemours & Co.	102,816
300		International Flavors & Fragrances, Inc.	11,862
800		PPG Industries, Inc.	53,664
950		Praxair, Inc.	56,202
550		Rohm & Haas Co.	26,043
300		Sherwin-Williams Co.	16,734
200		Sigma-Aldrich Corp.	15,134
			418,397
		Commercial Services: 0.3%
500	@	Apollo Group, Inc.	24,620
400	@	Convergys Corp.	8,260
650		Equifax, Inc.	23,862
900		H&R Block, Inc.	19,566

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series T	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
1,400		McKesson Corp.	$73,808
700		Moody’s Corp.	45,766
950		Paychex, Inc.	35,008
700		Robert Half International, Inc.	23,779
800		RR Donnelley & Sons Co.	26,368
			281,037
		Computers: 1.3%
250	@	Affiliated Computer Services, Inc.	12,965
890	@	Apple Computer, Inc.	68,557
500	@	Computer Sciences Corp.	24,560
6,180	@	Dell, Inc.	141,151
1,350		Electronic Data Systems Corp.	33,102
6,350	@	EMC Corp.	76,073
12,450		Hewlett-Packard Co.	456,791
5,400		International Business Machines Corp.	442,476
330	@	Lexmark International, Inc.	19,028
450	@	NCR Corp.	17,766
900	@	Network Appliance, Inc.	33,309
500	@	Sandisk Corp.	26,770
8,900	@	Sun Microsystems, Inc.	44,233
900	@	Unisys Corp.	5,094
			1,401,875
		Cosmetics/Personal Care: 0.6%
50		Alberto-Culver Co.	2,530
1,200		Avon Products, Inc.	36,792
1,450		Colgate-Palmolive Co.	90,045
300		Estee Lauder Cos., Inc.	12,099
8,661		Procter & Gamble Co.	536,809
			678,275
		Distribution/Wholesale: 0.0%
150		Genuine Parts Co.	6,470
250		WW Grainger, Inc.	16,755
			23,225
		Diversified Financial Services: 2.9%
3,200		American Express Co.	179,456
740		Ameriprise Financial, Inc.	34,706
390		Bear Stearns Cos., Inc.	54,639
900		Capital One Financial Corp.	70,794
2,700		Charles Schwab Corp.	48,330
100		Chicago Mercantile Exchange Holdings, Inc.	47,825
700		CIT Group, Inc.	34,041
1,518		Countrywide Financial Corp.	53,191
900	@	E*Trade Financial Corp.	21,528
2,500		Fannie Mae	139,775
250		Federated Investors, Inc.	8,453
500		Franklin Resources, Inc.	52,875
1,800		Freddie Mac	119,394
1,550		Goldman Sachs Group, Inc.	262,214
600		Janus Capital Group, Inc.	11,832
12,400		JPMorgan Chase & Co.	582,304
1,880		Lehman Brothers Holdings, Inc.	138,857
2,400		Merrill Lynch & Co., Inc.	187,728
3,800		Morgan Stanley	277,058
1,100		SLM Corp.	57,178
13,100		Citigroup, Inc.	650,677
600		T. Rowe Price Group, Inc.	28,710
			3,061,565

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series T	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Electric: 0.9%
1,850	@	AES Corp.	$37,722
400	@	Allegheny Energy, Inc.	16,068
1,250		American Electric Power Co., Inc.	45,463
850		Centerpoint Energy, Inc.	12,172
1,000	@	CMS Energy Corp.	14,440
150		Consolidated Edison, Inc.	6,930
450		Constellation Energy Group, Inc.	26,640
400		Dominion Resources, Inc.	30,596
3,436		Duke Energy Corp.	103,767
840		Edison International	34,978
600		Entergy Corp.	46,938
1,900		Exelon Corp.	115,026
1,200		FirstEnergy Corp.	67,032
1,300		FPL Group, Inc.	58,500
1,050		PG&E Corp	43,733
300		Pinnacle West Capital Corp.	13,515
1,100		PPL Corp.	36,190
300		Progress Energy, Inc.	13,614
700		Public Service Enterprise Group, Inc.	42,833
900		Southern Co.	31,014
1,380		TXU Corp.	86,278
1,400		Xcel Energy, Inc.	28,910
			912,359
		Electrical Components & Equipment: 0.1%
1,050		Emerson Electric Co.	88,053
300		Molex, Inc.	11,691
			99,744
		Electronics: 0.1%
1,450	@	Agilent Technologies, Inc.	47,401
800		Applera Corp. - Applied Biosystems Group	26,488
300	@	Fisher Scientific International, Inc.	23,472
400		Jabil Circuit, Inc.	11,428
300		PerkinElmer, Inc.	5,679
450	@	Thermo Electron Corp.	17,699
350	@	Waters Corp.	15,848
			148,015
		Entertainment: 0.0%
850		International Game Technology	35,275
			35,275
		Environmental Control: 0.0%
1,450		Waste Management, Inc.	53,186
			53,186
		Food: 0.4%
800		Campbell Soup Co.	29,200
1,450		ConAgra Foods, Inc.	35,496
300	@	Dean Foods Co.	12,606
1,450		General Mills, Inc.	82,070
1,200		HJ Heinz Co.	50,316
750		Kellogg Co.	37,140
1,850		Kroger Co.	42,809
450		McCormick & Co., Inc.	17,091
1,200		Safeway, Inc.	36,420
1,956		Sara Lee Corp.	31,433
213		Supervalu, Inc.	6,315
300		Whole Foods Market, Inc.	17,829
			398,725

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series T	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Forest Products & Paper: 0.1%
1,300		International Paper Co.	$45,019
350		Louisiana-Pacific Corp.	6,570
500		MeadWestvaco Corp.	13,255
450		Plum Creek Timber Co., Inc.	15,318
500		Temple-Inland, Inc.	20,050
300		Weyerhaeuser Co.	18,459
			118,671
		Gas: 0.1%
200		KeySpan Corp.	8,228
200		Nicor, Inc.	8,552
900		Sempra Energy	45,225
			62,005
		Hand/Machine Tools: 0.0%
290		Black & Decker Corp.	23,012
200		Snap-On, Inc.	8,910
300		Stanley Works	14,955
			46,877
		Healthcare — Products: 0.7%
1,700		Baxter International, Inc.	77,282
650		Becton Dickinson & Co.	45,936
1,200	@	Boston Scientific Corp.	17,748
300		CR Bard, Inc.	22,500
7,850		Johnson & Johnson	509,779
350	@	St. Jude Medical, Inc.	12,352
200		Stryker Corp.	9,918
700	@	Zimmer Holdings, Inc.	47,250
			742,765
		Healthcare — Services: 0.7%
2,520		Aetna, Inc.	99,666
765	@	Coventry Health Care, Inc.	39,413
680	@	Humana, Inc.	44,941
300	@	Laboratory Corp. of America Holdings	19,671
200		Manor Care, Inc.	10,456
300		Quest Diagnostics	18,348
5,950		UnitedHealth Group, Inc.	292,740
2,900	@	WellPoint, Inc.	223,445
			748,680
		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	16,688
200		Whirlpool Corp.	16,822
			33,510
		Household Products/Wares: 0.1%
300		Avery Dennison Corp.	18,051
390		Clorox Co.	24,570
300		Fortune Brands, Inc.	22,533
1,100		Kimberly-Clark Corp.	71,896
			137,050
		Housewares: 0.0%
800		Newell Rubbermaid, Inc.	22,656
			22,656
		Insurance: 1.7%
890	@@	ACE Ltd.	48,710

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series T	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Insurance (continued)
1,400		Aflac, Inc.	$64,064
2,250		Allstate Corp.	141,143
250		AMBAC Financial Group, Inc.	20,688
6,700		American International Group, Inc.	443,942
850		AON Corp.	28,790
1,740		Chubb Corp.	90,410
420		Cigna Corp.	48,854
366		Cincinnati Financial Corp.	17,590
1,300		Genworth Financial, Inc.	45,513
1,100		Hartford Financial Services Group, Inc.	95,425
954		Lincoln National Corp.	59,224
1,450		Loews Corp.	54,955
250		MBIA, Inc.	15,360
2,700		Metlife, Inc.	153,036
350		MGIC Investment Corp.	20,990
950		Principal Financial Group	51,566
2,080		Progressive Corp.	51,043
1,770		Prudential Financial, Inc.	134,963
530		Safeco Corp.	31,233
1,790		St. Paul Travelers Cos., Inc.	83,933
250		Torchmark Corp.	15,778
900		UnumProvident Corp.	17,451
500	@@	XL Capital Ltd.	34,350
			1,769,011
		Internet: 0.4%
800	@	Amazon.com, Inc.	25,696
3,050	@	eBay, Inc.	86,498
500	@	Google, Inc.	200,950
250	@	Monster Worldwide, Inc.	9,048
2,863	@	Symantec Corp.	60,925
600	@	VeriSign, Inc.	12,120
			395,237
		Iron/Steel: 0.1%
1,500		Nucor Corp.	74,235
550		United States Steel Corp.	31,724
			105,959
		Leisure Time: 0.1%
360		Brunswick Corp.	11,228
400		Carnival Corp.	18,812
850		Harley-Davidson, Inc.	53,338
50		Sabre Holdings Corp.	1,170
			84,548
		Lodging: 0.1%
1,080		Marriott International, Inc.	41,731
600		Starwood Hotels & Resorts Worldwide, Inc.	34,314
510	@	Wyndham Worldwide Corp.	14,265
850		Hilton Hotels Corp.	23,673
			113,983
		Machinery — Construction & Mining: 0.1%
1,800		Caterpillar, Inc.	118,440
			118,440
		Machinery — Diversified: 0.1%
200		Cummins, Inc.	23,846
200		Deere & Co.	16,782
400		Rockwell Automation, Inc.	23,240
			63,868

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series T	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Media: 0.9%
2,725		CBS Corp. - Class B	$76,763
500		Clear Channel Communications, Inc.	14,425
5,500	@	Comcast Corp.	202,675
300		EW Scripps Co.	14,379
600		Gannett Co., Inc.	34,098
1,680		McGraw-Hill Cos., Inc.	97,490
150		Meredith Corp.	7,400
10,600		News Corp., Inc.	208,290
4,250		Time Warner, Inc.	77,478
200	@	Univision Communications, Inc.	6,868
5,700		Walt Disney Co.	176,187
			916,053
		Mining: 0.2%
2,200		Alcoa, Inc.	61,688
190		Freeport-McMoRan Copper & Gold, Inc.	10,119
1,100		Newmont Mining Corp.	47,025
560		Phelps Dodge Corp.	47,432
			166,264
		Miscellaneous Manufacturing: 1.6%
1,950		3M Co.	145,119
450	@	Cooper Industries Ltd.	38,349
600		Danaher Corp.	41,202
450		Dover Corp.	21,348
800		Eastman Kodak Co.	17,920
450		Eaton Corp.	30,983
27,450		General Electric Co.	968,985
2,850		Honeywell International, Inc.	116,565
1,100		Illinois Tool Works, Inc.	49,390
850	@@	Ingersoll-Rand Co.	32,283
560		ITT Corp.	28,711
500		Leggett & Platt, Inc.	12,515
300		Parker Hannifin Corp.	23,319
300		Textron, Inc.	26,250
5,400	@@	Tyco International Ltd.	151,146
			1,704,085
		Office/Business Equipment: 0.1%
600		Pitney Bowes, Inc.	26,622
2,600	@	Xerox Corp.	40,456
			67,078
		Oil & Gas: 2.9%
1,000		Anadarko Petroleum Corp.	43,830
804		Apache Corp.	50,813
400		Chesapeake Energy Corp.	11,592
7,027		Chevron Corp.	455,771
5,293		ConocoPhillips	315,092
1,050		Devon Energy Corp.	66,308
600		EOG Resources, Inc.	39,030
24,250		ExxonMobil Corp.	1,627,145
600		Hess Corp.	24,852
1,450		Marathon Oil Corp.	111,505
400		Murphy Oil Corp.	19,020
900	@, @@	Nabors Industries Ltd.	26,775
2,700		Occidental Petroleum Corp.	129,897
300		Rowan Cos., Inc.	9,489
400		Sunoco, Inc.	24,876

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series T	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas (continued)
300	@	Transocean, Inc.	$21,969
2,500		Valero Energy Corp.	128,675
900		XTO Energy, Inc.	37,917
			3,144,556
		Oil & Gas Services: 0.3%
200		Baker Hughes, Inc.	13,640
300		BJ Services Co.	9,039
3,300		Halliburton Co.	93,885
200	@	National Oilwell Varco, Inc.	11,710
2,700		Schlumberger Ltd.	167,481
			295,755
		Packaging & Containers: 0.0%
400		Ball Corp.	16,180
300		Bemis Co.	9,858
400	@	Pactiv Corp.	11,368
300		Sealed Air Corp.	16,236
			53,642
		Pharmaceuticals: 1.8%
4,000		Abbott Laboratories	194,240
150		Allergan, Inc.	16,892
980		AmerisourceBergen Corp.	44,296
300	@	Barr Pharmaceuticals, Inc.	15,582
1,280		Caremark Rx, Inc.	72,538
1,040		Cardinal Health, Inc.	68,370
500	@	Express Scripts, Inc.	37,745
900	@	Forest Laboratories, Inc.	45,549
1,250	@	Gilead Sciences, Inc.	85,875
530	@	Hospira, Inc.	20,283
1,190	@	King Pharmaceuticals, Inc.	20,266
791	@	Medco Health Solutions, Inc.	47,547
9,800		Merck & Co., Inc.	410,620
600		Mylan Laboratories	12,078
19,270		Pfizer, Inc.	546,497
4,000		Schering-Plough Corp.	88,360
300	@	Watson Pharmaceuticals, Inc.	7,851
3,400		Wyeth	172,856
			1,907,445
		Pipelines: 0.1%
1,400		Williams Cos., Inc.	33,418
1,600		El Paso Corp.	21,824
			55,242
		Real Estate: 0.0%
862	@	Realogy Corp.	19,550
			19,550
		Real Estate Investment Trusts: 0.1%
250		Apartment Investment & Management Co.	13,603
100		Boston Properties, Inc.	10,334
900		Equity Office Properties Trust	35,784
100		Public Storage, Inc.	8,599
550		Simon Property Group, Inc.	49,841
			118,161
		Retail: 2.1%
500	@	Autonation, Inc.	10,450
200	@	Autozone, Inc.	20,660
750	@	Bed Bath & Beyond, Inc.	28,695

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series T	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Retail (continued)
1,085		Best Buy Co., Inc.	$58,113
500	@	Big Lots, Inc.	9,905
650		Circuit City Stores, Inc.	16,322
1,700		Costco Wholesale Corp.	84,456
2,000		CVS Corp.	64,240
1,965		Staples, Inc.	47,808
650		Darden Restaurants, Inc.	27,606
700		Family Dollar Stores, Inc.	20,468
2,522		Federated Department Stores, Inc.	108,976
1,990		Gap, Inc.	37,711
5,450		Home Depot, Inc.	197,672
600		JC Penney Co., Inc.	41,034
1,500	@	Kohl’s Corp.	97,380
950		Limited Brands, Inc.	25,166
3,880		Lowe’s Cos., Inc.	108,873
5,600		McDonald’s Corp.	219,072
800		Nordstrom, Inc.	33,840
1,300	@	Office Depot, Inc.	51,610
300		OfficeMax, Inc.	12,222
320	@	Sears Holding Corp.	50,589
3,400	@	Starbucks Corp.	115,770
2,200		Target Corp.	121,550
1,050		TJX Cos., Inc.	29,432
6,600		Wal-Mart Stores, Inc.	325,512
4,540		Walgreen Co.	201,531
400		Wendy’s International, Inc.	26,800
650		Yum! Brands, Inc.	33,833
			2,227,296
		Savings & Loans: 0.2%
620		Golden West Financial Corp.	47,895
210		Sovereign Bancorp., Inc.	4,517
2,580		Washington Mutual, Inc.	112,153
			164,565
		Semiconductors: 0.8%
2,200	@	Advanced Micro Devices, Inc.	54,670
800	@	Altera Corp.	14,704
1,250		Analog Devices, Inc.	36,738
4,350		Applied Materials, Inc.	77,126
1,084	@	Freescale Semiconductor, Inc.	41,203
14,970		Intel Corp.	307,933
850		Linear Technology Corp.	26,452
900	@	LSI Logic Corp.	7,398
900		Maxim Integrated Products	25,263
3,200	@	Micron Technology, Inc.	55,680
1,400		National Semiconductor Corp.	32,942
300	@	Novellus Systems, Inc.	8,298
900	@	Nvidia Corp.	26,631
500	@	QLogic Corp.	9,450
4,150		Texas Instruments, Inc.	137,988
900		Xilinx, Inc.	19,755
			882,231
		Software: 1.2%
1,450		Automatic Data Processing, Inc.	68,643
1,380	@	Adobe Systems, Inc.	51,681
900	@	Autodesk, Inc.	31,302
1,050	@	BMC Software, Inc.	28,581
1,300		CA, Inc.	30,797
750	@	Citrix Systems, Inc.	27,158
1,990	@	Compuware Corp.	15,502

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series T	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Software (continued)
850	@	Electronic Arts, Inc.	$47,328
1,960		First Data Corp.	82,320
400	@	Fiserv, Inc.	18,836
150		IMS Health, Inc.	3,996
800	@	Intuit, Inc.	25,672
23,100		Microsoft Corp.	631,323
900	@	Novell, Inc.	5,508
10,240	@	Oracle Corp.	181,658
540	@	Parametric Technology Corp.	9,428
			1,259,733
		Telecommunications: 2.1%
300		Alltel Corp.	16,650
10,297		AT&T, Inc.	335,270
1,850	@	Avaya, Inc.	21,164
5,100		BellSouth Corp.	218,025
600		CenturyTel, Inc.	23,802
27,400	@	Cisco Systems, Inc.	630,200
900		Citizens Communications Co.	12,636
400	@	Comverse Technology, Inc.	8,576
4,000	@	Corning, Inc.	97,640
368		Embarq Corp.	17,800
1,500	@	Juniper Networks, Inc.	25,920
8,820		Motorola, Inc.	220,500
4,350		Qualcomm, Inc.	158,123
4,100	@	Qwest Communications International, Inc.	35,752
8,367		Sprint Nextel Corp.	143,494
7,650		Verizon Communications, Inc.	284,045
1,210		Windstream Corp.	15,960
1,400	@	Tellabs, Inc.	15,344
			2,280,901
		Textiles: 0.0%
300		Cintas Corp.	12,249
			12,249
		Toys/Games/Hobbies: 0.0%
600		Hasbro, Inc.	13,650
1,050		Mattel, Inc.	20,685
			34,335
		Transportation: 0.4%
1,000		Burlington Northern Santa Fe Corp.	73,440
1,040		CSX Corp.	34,143
850		FedEx Corp.	92,378
1,500		Norfolk Southern Corp.	66,075
200		Ryder System, Inc.	10,336
700		Union Pacific Corp.	61,600
1,150		United Parcel Service, Inc.	82,731
			420,703

		Total Common Stock
		(Cost $30,068,165)	33,130,834

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 42.1%

	Federal Home Loan Mortgage Corporation: 24.0%
$27,363,000	5.050%, due 01/15/08	$25,664,086
		25,664,086

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series T	as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

		Federal National Mortgage Association: 18.1%
$20,726,000		5.060%, due 02/15/08		$19,357,462
				19,357,462

		Total U.S. Government Agency Obligations
		(Cost $45,942,304)		45,021,548

U.S. TREASURY OBLIGATIONS: 1.5%

		U.S. Treasury STRIP: 1.5%
1,650,000		4.910%, due 11/15/07		1,563,306

		Total U.S. Treasury Obligations
		(Cost $1,562,242)		1,563,306

OTHER BONDS: 24.8%

		Sovereign: 24.8%
28,037,000		Turkey Trust, 5.010%, due 11/15/07		26,520,114

		Total Other Bonds
		(Cost $27,028,312)		26,520,114

		Total Long-Term Investments
		(Cost $104,601,023)		106,235,802

SHORT-TERM INVESTMENTS: 0.7%

		Repurchase Agreements: 0.7%
796,000		Goldman Sachs Repurchase Agreement dated, 09/29/06, 5.320%, due 10/02/06, $796,353 to be received upon repurchase (Collateralized by $810,000 Federal Home Loan Bank, 3.200%, Market Value plus accrued interest $815,854, due 11/29/06)		796,000

		Total Short-Term Investments
		(Cost $796,000)		796,000

		Total Investments in Securities
		(Cost $105,397,023)*	100.1%	$107,031,802
		Other Assets and Liabilities — Net	(0.1)	(86,442)
		Net Assets	100.0%	$106,945,390

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $105,838,745.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,382,103
		Gross Unrealized Depreciation		(2,189,046)
		Net Unrealized Appreciation		$1,193,057

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series U	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 37.2%

		Advertising: 0.1%
1,050		Omnicom Group	$98,280
			98,280
		Aerospace/Defense: 0.9%
3,350		Boeing Co.	264,148
2,200		General Dynamics Corp.	157,674
500		Goodrich Corp.	20,260
350		L-3 Communications Holdings, Inc.	27,416
1,510		Lockheed Martin Corp.	129,951
1,069		Northrop Grumman Corp.	72,767
2,474		Raytheon Co.	118,777
600		Rockwell Collins, Inc.	32,904
3,100		United Technologies Corp.	196,385
			1,020,282
		Agriculture: 0.6%
6,700		Altria Group, Inc.	512,885
2,040		Archer-Daniels-Midland Co.	77,275
740		Monsanto Co.	34,787
600		Reynolds American, Inc.	37,182
600		UST, Inc.	32,898
			695,027
		Airlines: 0.1%
3,900		Southwest Airlines Co.	64,974
			64,974
		Apparel: 0.2%
2,030	@	Coach, Inc.	69,832
450		Jones Apparel Group, Inc.	14,598
450		Liz Claiborne, Inc.	17,780
780		Nike, Inc.	68,344
300		VF Corp.	21,885
			192,439
		Auto Manufacturers: 0.2%
7,720		Ford Motor Co.	62,455
1,800		General Motors Corp.	59,868
300	@	Navistar International Corp.	7,746
900		Paccar, Inc.	51,318
			181,387
		Auto Parts & Equipment: 0.1%
640	@	Goodyear Tire & Rubber Co.	9,280
650		Johnson Controls, Inc.	46,631
			55,911
		Banks: 2.5%
1,300		AmSouth Bancorp.	37,752
14,601		Bank of America Corp.	782,176
2,400		Bank of New York Co., Inc.	84,624
1,744		BB&T Corp.	76,352
750		Comerica, Inc.	42,690
450		Compass Bancshares, Inc.	25,641
1,750		Fifth Third Bancorp.	66,640

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series U	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
250		First Horizon National Corp.	$9,503
300		Huntington Bancshares, Inc.	7,179
1,400		Keycorp	52,416
200		M&T Bank Corp.	23,992
900		Marshall & Ilsley Corp.	43,362
1,550		Mellon Financial Corp.	60,605
2,320		National City Corp.	84,912
650		Northern Trust Corp.	37,980
1,700		North Fork Bancorp., Inc.	48,688
1,000		PNC Financial Services Group, Inc.	72,440
2,000		Regions Financial Corp.	73,580
1,000		State Street Corp.	62,400
1,150		SunTrust Banks, Inc.	88,872
963		Synovus Financial Corp.	28,283
7,450		US Bancorp.	247,489
4,957		Wachovia Corp.	276,601
10,800		Wells Fargo & Co.	390,744
300		Zions Bancorp.	23,943
			2,748,864
		Beverages: 0.9%
3,350		Anheuser-Busch Cos., Inc.	159,159
400		Brown-Forman Corp.	30,660
8,550		Coca-Cola Co.	382,014
1,350		Coca-Cola Enterprises, Inc.	28,121
200	@	Constellation Brands, Inc.	5,756
5,340		PepsiCo, Inc.	348,488
650		Pepsi Bottling Group, Inc.	23,075
			977,273
		Biotechnology: 0.4%
3,600	@	Amgen, Inc.	257,508
1,300	@	Biogen Idec, Inc.	58,084
950	@	Genzyme Corp.	64,097
200	@	Millipore Corp.	12,260
			391,949
		Building Materials: 0.1%
600		American Standard Cos., Inc.	25,182
1,550		Masco Corp.	42,501
300		Vulcan Materials Co.	23,475
			91,158
		Chemicals: 0.4%
300		Air Products & Chemicals, Inc.	19,911
3,000		Dow Chemical Co.	116,940
2,800		EI DuPont de Nemours & Co.	119,952
500		International Flavors & Fragrances, Inc.	19,770
810		PPG Industries, Inc.	54,335
950		Praxair, Inc.	56,202
700		Rohm & Haas Co.	33,145
450		Sherwin-Williams Co.	25,101
200		Sigma-Aldrich Corp.	15,134
			460,490
		Commercial Services: 0.3%
500	@	Apollo Group, Inc.	24,620
800		Equifax, Inc.	29,368
1,300		H&R Block, Inc.	28,262
1,620		McKesson Corp.	85,406
900		Moody’s Corp.	58,842
1,300		Paychex, Inc.	47,905

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series U	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
700		Robert Half International, Inc.	$23,779
700		RR Donnelley & Sons Co.	23,072
			321,254
		Computers: 1.6%
100	@	Affiliated Computer Services, Inc.	5,186
1,080	@	Apple Computer, Inc.	83,192
650	@	Computer Sciences Corp.	31,928
7,220	@	Dell, Inc.	164,905
1,850		Electronic Data Systems Corp.	45,362
7,300	@	EMC Corp.	87,454
15,200		Hewlett-Packard Co.	557,688
6,600		International Business Machines Corp.	540,804
450	@	Lexmark International, Inc.	25,947
700	@	NCR Corp.	27,636
1,300	@	Network Appliance, Inc.	48,113
600	@	Sandisk Corp.	32,124
12,100	@	Sun Microsystems, Inc.	60,137
1,700	@	Unisys Corp.	9,622
			1,720,098
		Cosmetics/Personal Care: 0.8%
450		Alberto-Culver Co.	22,766
1,600		Avon Products, Inc.	49,056
1,550		Colgate-Palmolive Co.	96,255
500		Estee Lauder Cos., Inc.	20,165
10,495		Procter & Gamble Co.	650,480
			838,722
		Distribution/Wholesale: 0.0%
172		Genuine Parts Co.	7,418
350		WW Grainger, Inc.	23,457
			30,875
		Diversified Financial Services: 3.4%
3,850		American Express Co.	215,908
950		Ameriprise Financial, Inc.	44,555
600		Bear Stearns Cos., Inc.	84,060
950		Capital One Financial Corp.	74,727
3,900		Charles Schwab Corp.	69,810
120		Chicago Mercantile Exchange Holdings, Inc.	57,390
900		CIT Group, Inc.	43,767
15,900		Citigroup, Inc.	789,753
1,880		Countrywide Financial Corp.	65,875
1,300	@	E*Trade Financial Corp.	31,096
3,000		Fannie Mae	167,730
200		Federated Investors, Inc.	6,762
550		Franklin Resources, Inc.	58,163
2,100		Freddie Mac	139,293
1,850		Goldman Sachs Group, Inc.	312,965
800		Janus Capital Group, Inc.	15,776
15,000		JPMorgan Chase & Co.	704,400
2,320		Lehman Brothers Holdings, Inc.	171,355
2,850		Merrill Lynch & Co., Inc.	222,927
4,650		Morgan Stanley	339,032
1,250		SLM Corp.	64,975
900		T. Rowe Price Group, Inc.	43,065
			3,723,384
		Electric: 1.1%
2,450	@	AES Corp.	49,956
450	@	Allegheny Energy, Inc.	18,077

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series U	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Electric (continued)
1,700		American Electric Power Co., Inc.	$61,829
400		Progress Energy, Inc.	18,152
1,300		Centerpoint Energy, Inc.	18,616
1,350	@	CMS Energy Corp.	19,494
200		Consolidated Edison, Inc.	9,240
650		Constellation Energy Group, Inc.	38,480
500		Dominion Resources, Inc.	38,245
4,454		Duke Energy Corp.	134,511
1,220		Edison International	50,801
800		Entergy Corp.	62,584
2,300		Exelon Corp.	139,242
1,750		FirstEnergy Corp.	97,755
1,500		FPL Group, Inc.	67,500
1,300		PG&E Corp	54,145
500		Pinnacle West Capital Corp.	22,525
1,300		PPL Corp.	42,770
900		Public Service Enterprise Group, Inc.	55,071
1,100		Southern Co.	37,906
1,700		TXU Corp.	106,284
1,800		Xcel Energy, Inc.	37,170
			1,180,353
		Electrical Components & Equipment: 0.1%
1,400		Emerson Electric Co.	117,404
500		Molex, Inc.	19,485
			136,889
		Electronics: 0.2%
1,800	@	Agilent Technologies, Inc.	58,842
1,000		Applera Corp. - Applied Biosystems Group	33,110
400	@	Fisher Scientific International, Inc.	31,296
850		Jabil Circuit, Inc.	24,285
450		PerkinElmer, Inc.	8,519
500	@	Thermo Electron Corp.	19,665
450	@	Waters Corp.	20,376
			196,093
		Entertainment: 0.0%
1,000		International Game Technology	41,500
			41,500
		Environmental Control: 0.1%
1,950		Waste Management, Inc.	71,526
			71,526
		Food: 0.5%
1,050		Campbell Soup Co.	38,325
1,900		ConAgra Foods, Inc.	46,512
500	@	Dean Foods Co.	21,010
1,950		General Mills, Inc.	110,370
1,400		HJ Heinz Co.	58,702
950		Kellogg Co.	47,044
2,400		Kroger Co.	55,536
750		McCormick & Co., Inc.	28,485
1,400		Safeway, Inc.	42,490
2,794		Sara Lee Corp.	44,900
606		Supervalu, Inc.	17,968
500		Whole Foods Market, Inc.	29,715
			541,057
		Forest Products & Paper: 0.1%
1,700		International Paper Co.	58,871

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series U	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Forest Products & Paper (continued)
500		Louisiana-Pacific Corp.	$9,385
700		MeadWestvaco Corp.	18,557
550		Plum Creek Timber Co., Inc.	18,722
500		Temple-Inland, Inc.	20,050
300		Weyerhaeuser Co.	18,459
			144,044
		Gas: 0.0%
950		Sempra Energy	47,738
			47,738
		Hand/Machine Tools: 0.1%
350		Black & Decker Corp.	27,773
200		Snap-On, Inc.	8,910
400		Stanley Works	19,940
			56,623
		Healthcare — Products: 0.8%
2,200		Baxter International, Inc.	100,012
780		Becton Dickinson & Co.	55,123
900	@	Boston Scientific Corp.	13,311
450		CR Bard, Inc.	33,750
9,500		Johnson & Johnson	616,930
200		Stryker Corp.	9,918
450	@	St. Jude Medical, Inc.	15,881
900	@	Zimmer Holdings, Inc.	60,750
			905,675
		Healthcare — Services: 0.9%
3,120		Aetna, Inc.	123,396
720	@	Coventry Health Care, Inc.	37,094
900	@	Humana, Inc.	59,481
500	@	Laboratory Corp. of America Holdings	32,785
400		Manor Care, Inc.	20,912
500		Quest Diagnostics	30,580
7,380		UnitedHealth Group, Inc.	363,096
3,440	@	WellPoint, Inc.	265,052
			932,396
		Home Furnishings: 0.0%
300		Harman International Industries, Inc.	25,032
300		Whirlpool Corp.	25,233
			50,265
		Household Products/Wares: 0.1%
100		Avery Dennison Corp.	6,017
150		Fortune Brands, Inc.	11,267
1,450		Kimberly-Clark Corp.	94,772
200		Clorox Co.	12,600
			124,656
		Housewares: 0.0%
800		Newell Rubbermaid, Inc.	22,656
			22,656
		Insurance: 2.0%
1,150	@@	ACE Ltd.	62,940
1,700		Aflac, Inc.	77,792
2,660		Allstate Corp.	166,862
300		AMBAC Financial Group, Inc.	24,825
8,300		American International Group, Inc.	549,958
950		AON Corp.	32,177

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series U	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Insurance (continued)
2,340		Chubb Corp.	$121,586
410		Cigna Corp.	47,691
442		Cincinnati Financial Corp.	21,243
1,300		Genworth Financial, Inc.	45,513
1,350		Hartford Financial Services Group, Inc.	117,113
888		Lincoln National Corp.	55,127
1,420		Loews Corp.	53,818
550		MBIA, Inc.	33,792
3,240		Metlife, Inc.	183,643
400		MGIC Investment Corp.	23,988
950		Principal Financial Group	51,566
2,380		Progressive Corp.	58,405
2,100		Prudential Financial, Inc.	160,125
640		Safeco Corp.	37,715
2,130		St. Paul Travelers Cos., Inc.	99,876
300		Torchmark Corp.	18,933
1,300		UnumProvident Corp.	25,207
600	@@	XL Capital Ltd.	41,220
			2,111,115
		Internet: 0.5%
1,100	@	Amazon.com, Inc.	35,332
700	@	Google, Inc.	281,330
3,500	@	eBay, Inc.	99,260
500	@	Monster Worldwide, Inc.	18,095
3,229	@	Symantec Corp.	68,713
200	@	VeriSign, Inc.	4,040
			506,770
		Iron/Steel: 0.1%
1,620		Nucor Corp.	80,174
700		United States Steel Corp.	40,376
			120,550
		Leisure Time: 0.1%
400		Brunswick Corp.	12,476
550		Carnival Corp.	25,867
800		Harley-Davidson, Inc.	50,200
100		Sabre Holdings Corp.	2,339
			90,882
		Lodging: 0.1%
1,000		Hilton Hotels Corp.	27,850
1,000		Marriott International, Inc.	38,640
650		Starwood Hotels & Resorts Worldwide, Inc.	37,174
240	@	Wyndham Worldwide Corp.	6,713
			110,377
		Machinery — Construction & Mining: 0.1%
2,100		Caterpillar, Inc.	138,180
			138,180
		Machinery — Diversified: 0.1%
250		Cummins, Inc.	29,808
300		Deere & Co.	25,173
550		Rockwell Automation, Inc.	31,955
			86,936
		Media: 1.0%
3,175		CBS Corp. - Class B	89,440
600		Clear Channel Communications, Inc.	17,310
6,600	@	Comcast Corp.	243,210

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series U	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Media (continued)
400		EW Scripps Co.	$19,172
800		Gannett Co., Inc.	45,464
1,910		McGraw-Hill Cos., Inc.	110,837
150		Meredith Corp.	7,400
12,900		News Corp., Inc.	253,485
5,200		Time Warner, Inc.	94,796
300	@	Univision Communications, Inc.	10,302
6,800		Walt Disney Co.	210,188
			1,101,604
		Mining: 0.2%
2,700		Alcoa, Inc.	75,708
250		Freeport-McMoRan Copper & Gold, Inc.	13,315
1,600		Newmont Mining Corp.	68,400
580		Phelps Dodge Corp.	49,126
			206,549
		Miscellaneous Manufacturing: 1.9%
2,350		3M Co.	174,887
400	@	Cooper Industries Ltd.	34,088
750		Danaher Corp.	51,503
650		Dover Corp.	30,836
1,100		Eastman Kodak Co.	24,640
450		Eaton Corp.	30,983
33,400		General Electric Co.	1,179,020
3,500		Honeywell International, Inc.	143,150
1,500		Illinois Tool Works, Inc.	67,350
1,200	@@	Ingersoll-Rand Co.	45,576
800		ITT Corp.	41,016
700		Leggett & Platt, Inc.	17,521
500		Parker Hannifin Corp.	38,865
500		Textron, Inc.	43,750
6,500	@@	Tyco International Ltd.	181,935
			2,105,120
		Office/Business Equipment: 0.1%
750		Pitney Bowes, Inc.	33,278
2,850	@	Xerox Corp.	44,346
			77,624
		Oil & Gas: 3.5%
1,300		Anadarko Petroleum Corp.	56,979
890		Apache Corp.	56,248
500		Chesapeake Energy Corp.	14,490
8,483		Chevron Corp.	550,207
6,354		ConocoPhillips	378,254
1,400		Devon Energy Corp.	88,410
800		EOG Resources, Inc.	52,040
29,550		ExxonMobil Corp.	1,982,778
650		Hess Corp.	26,923
1,800		Marathon Oil Corp.	138,420
500		Murphy Oil Corp.	23,775
900	@, @@	Nabors Industries Ltd.	26,775
3,320		Occidental Petroleum Corp.	159,725
300		Rowan Cos., Inc.	9,489
500		Sunoco, Inc.	31,095
400	@	Transocean, Inc.	29,292
2,900		Valero Energy Corp.	149,263
1,200		XTO Energy, Inc.	50,556
			3,824,719

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series U	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas Services: 0.3%
400		Baker Hughes, Inc.	$27,280
4,050		Halliburton Co.	115,223
3,200		Schlumberger Ltd.	198,496
			340,999
		Packaging & Containers: 0.1%
500		Ball Corp.	20,225
500		Bemis Co.	16,430
700	@	Pactiv Corp.	19,894
350		Sealed Air Corp.	18,942
			75,491
		Pharmaceuticals: 2.2%
4,700		Abbott Laboratories	228,232
200		Allergan, Inc.	22,522
1,300		AmerisourceBergen Corp.	58,760
500	@	Barr Pharmaceuticals, Inc.	25,970
1,320		Cardinal Health, Inc.	86,777
1,600		Caremark Rx, Inc.	90,672
600	@	Express Scripts, Inc.	45,294
1,150	@	Forest Laboratories, Inc.	58,202
1,550	@	Gilead Sciences, Inc.	106,485
860	@	Hospira, Inc.	32,912
1,350	@	King Pharmaceuticals, Inc.	22,991
1,146	@	Medco Health Solutions, Inc.	68,886
11,900		Merck & Co., Inc.	498,610
900		Mylan Laboratories	18,117
23,530		Pfizer, Inc.	667,311
4,550		Schering-Plough Corp.	100,510
500	@	Watson Pharmaceuticals, Inc.	13,085
4,150		Wyeth	210,986
			2,356,322
		Pipelines: 0.1%
2,000		El Paso Corp.	27,280
1,750		Williams Cos., Inc.	41,773
			69,053
		Real Estate: 0.0%
400	@	Realogy Corp.	9,072
			9,072
		Real Estate Investment Trusts: 0.1%
450		Apartment Investment & Management Co.	24,485
1,100		Equity Office Properties Trust	43,736
100		Public Storage, Inc.	8,599
700		Simon Property Group, Inc.	63,434
			140,254
		Retail: 2.5%
700	@	Autonation, Inc.	14,630
850	@	Bed Bath & Beyond, Inc.	32,521
1,300		Best Buy Co., Inc.	69,628
950		Circuit City Stores, Inc.	23,855
1,950		Costco Wholesale Corp.	96,876
2,800		CVS Corp.	89,936
450		Darden Restaurants, Inc.	19,112
350		Family Dollar Stores, Inc.	10,234
3,008		Federated Department Stores, Inc.	129,976
2,150		Gap, Inc.	40,743
6,500		Home Depot, Inc.	235,755
950		JC Penney Co., Inc.	64,971

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series U	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Retail (continued)
1,850	@	Kohl’s Corp.	$120,102
1,350		Limited Brands, Inc.	35,762
4,740		Lowe’s Cos., Inc.	133,004
6,550		McDonald’s Corp.	256,236
800		Nordstrom, Inc.	33,840
1,750	@	Office Depot, Inc.	69,475
460	@	Sears Holding Corp.	72,721
2,320		Staples, Inc.	56,446
4,200	@	Starbucks Corp.	143,010
2,700		Target Corp.	149,175
1,650		TJX Cos., Inc.	46,250
8,050		Wal-Mart Stores, Inc.	397,026
5,460		Walgreen Co.	242,369
500		Wendy’s International, Inc.	33,500
800		Yum! Brands, Inc.	41,640
300	@	Autozone, Inc.	30,990
			2,689,783
		Savings & Loans: 0.2%
800		Golden West Financial Corp.	61,800
315		Sovereign Bancorp., Inc.	6,776
3,065		Washington Mutual, Inc.	133,236
			201,812
		Semiconductors: 1.0%
2,200	@	Advanced Micro Devices, Inc.	54,670
1,300	@	Altera Corp.	23,894
1,150		Analog Devices, Inc.	33,799
4,850		Applied Materials, Inc.	85,991
1,672	@	Freescale Semiconductor, Inc.	63,553
18,070		Intel Corp.	371,700
1,050		Linear Technology Corp.	32,676
1,400	@	LSI Logic Corp.	11,508
1,150		Maxim Integrated Products	32,281
3,950	@	Micron Technology, Inc.	68,730
2,050		National Semiconductor Corp.	48,237
600	@	Novellus Systems, Inc.	16,596
1,300	@	Nvidia Corp.	38,467
800	@	QLogic Corp.	15,120
4,950		Texas Instruments, Inc.	164,588
400		Xilinx, Inc.	8,780
			1,070,590
		Software: 1.4%
1,780	@	Adobe Systems, Inc.	66,661
700	@	Autodesk, Inc.	24,346
1,750		Automatic Data Processing, Inc.	82,845
1,350	@	BMC Software, Inc.	36,747
1,750		CA, Inc.	41,458
600	@	Citrix Systems, Inc.	21,726
2,000	@	Compuware Corp.	15,580
1,100	@	Electronic Arts, Inc.	61,248
2,333		First Data Corp.	97,986
800	@	Fiserv, Inc.	37,672
200		IMS Health, Inc.	5,328
1,200	@	Intuit, Inc.	38,508
28,150		Microsoft Corp.	769,340
1,050	@	Novell, Inc.	6,426
12,500	@	Oracle Corp.	221,750
380	@	Parametric Technology Corp.	6,635
			1,534,256

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series U	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Telecommunications: 2.5%
400		Alltel Corp.	$22,200
12,519		AT&T, Inc.	407,619
1,600	@	Avaya, Inc.	18,304
5,800		BellSouth Corp.	247,950
700		CenturyTel, Inc.	27,769
33,250	@	Cisco Systems, Inc.	764,750
1,300		Citizens Communications Co.	18,252
750	@	Comverse Technology, Inc.	16,080
4,800	@	Corning, Inc.	117,168
599		Embarq Corp.	28,974
1,800	@	Juniper Networks, Inc.	31,104
10,680		Motorola, Inc.	267,000
5,050		Qualcomm, Inc.	183,568
5,000	@	Qwest Communications International, Inc.	43,600
10,098		Sprint Nextel Corp.	173,181
1,900	@	Tellabs, Inc.	20,824
9,350		Verizon Communications, Inc.	347,166
1,513		Windstream Corp.	19,956
			2,755,465
		Textiles: 0.0%
450		Cintas Corp.	18,374
			18,374
		Toys/Games/Hobbies: 0.1%
1,100		Hasbro, Inc.	25,025
1,350		Mattel, Inc.	26,595
			51,620
		Transportation: 0.4%
1,100		Burlington Northern Santa Fe Corp.	80,784
1,540		CSX Corp.	50,558
900		FedEx Corp.	97,812
1,800		Norfolk Southern Corp.	79,290
1,400		United Parcel Service, Inc.	100,715
850		Union Pacific Corp.	74,800
			483,959

		Total Common Stock
		(Cost $36,333,782)	40,341,314

Principal Amount		Value
CORPORATE BONDS/NOTES: 9.1%

	Diversified Financial Services: 9.1%
$10,000,000	General Electric Capital Corp., 4.250%, due 01/15/08	$9,891,690

	Total Corporate Bonds/Notes
	(Cost $10,112,117)	9,891,690

U.S. GOVERNMENT AGENCY OBLIGATIONS: 42.2%

	Federal National Mortgage Association: 32.4%
38,000,000	5.070%, due 05/15/08	35,072,822
		35,072,822
	Financing Corporation STRIP: 9.8%
11,500,000	5.040%, due 06/06/08	10,588,936
		10,588,936

	Total U.S. Government Agency Obligations
	(Cost $48,797,588)	45,661,758

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series U	as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 1.5%

		U.S. Treasury STRIP: 1.5%
$1,744,000		4.7600%, due 02/15/08		$1,635,190

		Total U.S. Treasury Obligations
		(Cost $1,629,981)		1,635,190

OTHER BONDS: 9.0%

		Sovereign: 9.0%
10,429,000		Israel Aid, 4.940%, due 03/15/08		9,718,827

		Total Other Bonds
		(Cost $10,024,597)		9,718,827

		Total Long-Term Investments
		(Cost $105,268,084)		107,248,779

SHORT-TERM INVESTMENTS: 1.0%

		Repurchase Agreements: 1.0%
1,026,000		Goldman Sachs Repurchase Agreement dated, 09/29/06, 5.320%, due 10/02/06, $1,026,455 to be received upon repurchase (Collateralized by $1,040,000 Federal Home Loan Mortgage Corporation, 4.800%, Market Value plus accrued interest $1,046,729, due 02/20/07)		1,026,000

		Total Short-Term Investments
		(Cost $1,026,000)		1,026,000

		Total Investments in Securities
		(Cost $106,294,084)*	100.0%	$108,274,779
		Other Assets and Liabilities — Net	0.0	36,179
		Net Assets	100.0%	$108,310,986

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $106,775,849.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,411,695
		Gross Unrealized Depreciation		(2,912,765)
		Net Unrealized Appreciation		$1,498,930

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series V	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK:12.2%

		Advertising: 0.0%
450		Omnicom Group	$42,120
			42,120
		Aerospace/Defense: 0.3%
1,650		Boeing Co.	130,103
1,050		General Dynamics Corp.	75,254
200		Goodrich Corp.	8,104
200		L-3 Communications Holdings, Inc.	15,666
720		Lockheed Martin Corp.	61,963
584		Northrop Grumman Corp.	39,753
1,183		Raytheon Co.	56,796
350		Rockwell Collins, Inc.	19,194
1,600		United Technologies Corp.	101,360
			508,193
		Agriculture: 0.2%
3,150		Altria Group, Inc.	241,133
1,010		Archer-Daniels-Midland Co.	38,259
330		Monsanto Co.	15,513
300		Reynolds American, Inc.	18,591
200		UST, Inc.	10,966
			324,462
		Airlines: 0.0%
1,850		Southwest Airlines Co.	30,821
			30,821
		Apparel: 0.1%
1,090	@	Coach, Inc.	37,496
250		Jones Apparel Group, Inc.	8,110
150		Liz Claiborne, Inc.	5,927
340		Nike, Inc.	29,791
130		VF Corp.	9,484
			90,808
		Auto Manufacturers: 0.1%
2,800		Ford Motor Co.	22,652
900		General Motors Corp.	29,934
100	@	Navistar International Corp.	2,582
450		Paccar, Inc.	25,659
			80,827
		Auto Parts & Equipment: 0.0%
470	@	Goodyear Tire & Rubber Co.	6,815
350		Johnson Controls, Inc.	25,109
			31,924
		Banks: 0.8%
650		AmSouth Bancorp.	18,876
7,003		Bank of America Corp.	375,151
1,300		Bank of New York Co., Inc.	45,838
822		BB&T Corp.	35,987
350		Comerica, Inc.	19,922
150		Compass Bancshares, Inc.	8,547
900		Fifth Third Bancorp.	34,272

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series V	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
200		First Horizon National Corp.	$7,602
400		Huntington Bancshares, Inc.	9,572
600		Keycorp	22,464
100		M&T Bank Corp.	11,996
350		Marshall & Ilsley Corp.	16,863
600		Mellon Financial Corp.	23,460
1,120		National City Corp.	40,992
300		Northern Trust Corp.	17,529
700		North Fork Bancorp., Inc.	20,048
450		PNC Financial Services Group, Inc.	32,598
950		Regions Financial Corp.	34,951
450		State Street Corp.	28,080
600		SunTrust Banks, Inc.	46,368
485		Synovus Financial Corp.	14,244
3,600		US Bancorp.	119,592
2,518		Wachovia Corp.	140,504
5,100		Wells Fargo & Co.	184,518
150		Zions Bancorp.	11,972
			1,321,946
		Beverages: 0.3%
1,600		Anheuser-Busch Cos., Inc.	76,016
160		Brown-Forman Corp.	12,264
4,300		Coca-Cola Co.	192,124
500		Coca-Cola Enterprises, Inc.	10,415
300	@	Constellation Brands, Inc.	8,634
2,530		PepsiCo, Inc.	165,108
350		Pepsi Bottling Group, Inc.	12,425
			476,986
		Biotechnology: 0.1%
1,800	@	Amgen, Inc.	128,754
500	@	Biogen Idec, Inc.	22,340
400	@	Genzyme Corp.	26,988
150	@	Millipore Corp.	9,195
			187,277
		Building Materials: 0.0%
250		American Standard Cos., Inc.	10,493
600		Masco Corp.	16,452
200		Vulcan Materials Co.	15,650
			42,595
		Chemicals: 0.2%
150		Air Products & Chemicals, Inc.	9,956
100		Ashland, Inc.	6,378
1,550		Dow Chemical Co.	60,419
1,400		EI DuPont de Nemours & Co.	59,976
100		International Flavors & Fragrances, Inc.	3,954
450		Praxair, Inc.	26,622
400		PPG Industries, Inc.	26,832
300		Rohm & Haas Co.	14,205
300		Sherwin-Williams Co.	16,734
100		Sigma-Aldrich Corp.	7,567
			232,643
		Commercial Services: 0.1%
200	@	Apollo Group, Inc.	9,848
400		Equifax, Inc.	14,684
500		H&R Block, Inc.	10,870
820		McKesson Corp.	43,230
400		Moody’s Corp.	26,152

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series V	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
600		Paychex, Inc.	$22,110
350		Robert Half International, Inc.	11,890
400		RR Donnelley & Sons Co.	13,184
			151,968
		Computers: 0.5%
50	@	Affiliated Computer Services, Inc.	2,593
530	@	Apple Computer, Inc.	40,826
350	@	Computer Sciences Corp.	17,192
3,630	@	Dell, Inc.	82,909
850		Electronic Data Systems Corp.	20,842
3,750	@	EMC Corp.	44,925
7,300		Hewlett-Packard Co.	267,837
3,250		International Business Machines Corp.	266,305
300	@	Lexmark International, Inc.	17,298
400	@	NCR Corp.	15,792
500	@	Network Appliance, Inc.	18,505
300	@	Sandisk Corp.	16,062
5,200	@	Sun Microsystems, Inc.	25,844
550	@	Unisys Corp.	3,113
			840,043
		Cosmetics/Personal Care: 0.3%
150		Alberto-Culver Co.	7,589
700		Avon Products, Inc.	21,462
800		Colgate-Palmolive Co.	49,680
200		Estee Lauder Cos., Inc.	8,066
5,077		Procter & Gamble Co.	314,672
			401,469
		Distribution/Wholesale: 0.0%
122		Genuine Parts Co.	5,262
150		WW Grainger, Inc.	10,053
			15,315
		Diversified Financial Services: 1.1%
1,850		American Express Co.	103,748
390		Ameriprise Financial, Inc.	18,291
300		Bear Stearns Cos., Inc.	42,030
450		Capital One Financial Corp.	35,397
1,550		Charles Schwab Corp.	27,745
60		Chicago Mercantile Exchange Holdings, Inc.	28,695
350		CIT Group, Inc.	17,021
7,700		Citigroup, Inc.	382,459
898		Countrywide Financial Corp.	31,466
500	@	E*Trade Financial Corp.	11,960
1,450		Fannie Mae	81,070
150		Federated Investors, Inc.	5,072
250		Franklin Resources, Inc.	26,438
1,100		Freddie Mac	72,963
900		Goldman Sachs Group, Inc.	152,253
400		Janus Capital Group, Inc.	7,888
7,250		JPMorgan Chase & Co.	340,460
1,110		Lehman Brothers Holdings, Inc.	81,985
1,450		Merrill Lynch & Co., Inc.	113,419
2,250		Morgan Stanley	164,048
600		SLM Corp.	31,188
400		T. Rowe Price Group, Inc.	19,140
			1,794,736
		Electric: 0.3%
250	@	Allegheny Energy, Inc.	10,043

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series V	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Electric (continued)
1,080	@	AES Corp.	$22,021
750		American Electric Power Co., Inc.	27,278
450		Centerpoint Energy, Inc.	6,444
590	@	CMS Energy Corp.	8,520
100		Consolidated Edison, Inc.	4,620
300		Constellation Energy Group, Inc.	17,760
250		Dominion Resources, Inc.	19,123
2,074		Duke Energy Corp.	62,635
650		Edison International	27,066
350		Entergy Corp.	27,381
1,100		Exelon Corp.	66,594
710		FirstEnergy Corp.	39,661
600		FPL Group, Inc.	27,000
600		PG&E Corp	24,990
100		Pinnacle West Capital Corp.	4,505
600		PPL Corp.	19,740
200		Progress Energy, Inc.	9,076
400		Public Service Enterprise Group, Inc.	24,476
500		Southern Co.	17,230
900		TXU Corp.	56,268
800		Xcel Energy, Inc.	16,520
			538,951
		Electrical Components & Equipment: 0.0%
600		Emerson Electric Co.	50,316
200		Molex, Inc.	7,794
			58,110
		Electronics: 0.1%
900	@	Agilent Technologies, Inc.	29,421
350		Applera Corp. - Applied Biosystems Group	11,589
200	@	Fisher Scientific International, Inc.	15,648
400		Jabil Circuit, Inc.	11,428
350		PerkinElmer, Inc.	6,626
250	@	Thermo Electron Corp.	9,833
150	@	Waters Corp.	6,792
			91,337
		Entertainment: 0.0%
550		International Game Technology	22,825
			22,825
		Environmental Control: 0.0%
900		Waste Management, Inc.	33,012
			33,012
		Food: 0.2%
350		Campbell Soup Co.	12,775
850		ConAgra Foods, Inc.	20,808
200	@	Dean Foods Co.	8,404
950		General Mills, Inc.	53,770
700		HJ Heinz Co.	29,351
350		Kellogg Co.	17,332
1,100		Kroger Co.	25,454
350		McCormick & Co., Inc.	13,293
650		Safeway, Inc.	19,728
1,169		Sara Lee Corp.	18,786
395		Supervalu, Inc.	11,712
200		Whole Foods Market, Inc.	11,886
			243,299

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series V	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Forest Products & Paper: 0.0%
700		International Paper Co.	$24,241
300		Louisiana-Pacific Corp.	5,631
100		MeadWestvaco Corp.	2,651
150		Plum Creek Timber Co., Inc.	5,106
200		Temple-Inland, Inc.	8,020
100		Weyerhaeuser Co.	6,153
			51,802
		Gas: 0.0%
560		Sempra Energy	28,140
			28,140
		Hand/Machine Tools: 0.0%
120		Black & Decker Corp.	9,522
100		Snap-On, Inc.	4,455
150		Stanley Works	7,478
			21,455
		Healthcare — Products: 0.3%
1,050		Baxter International, Inc.	47,733
390		Becton Dickinson & Co.	27,561
750	@	Boston Scientific Corp.	11,093
150		CR Bard, Inc.	11,250
200	@	St. Jude Medical, Inc.	7,058
100		Stryker Corp.	4,959
400	@	Zimmer Holdings, Inc.	27,000
4,550		Johnson & Johnson	295,477
			432,131
		Healthcare — Services: 0.3%
1,470		Aetna, Inc.	58,139
415	@	Coventry Health Care, Inc.	21,381
400	@	Humana, Inc.	26,436
150	@	Laboratory Corp. of America Holdings	9,836
300		Quest Diagnostics	18,348
3,560		UnitedHealth Group, Inc.	175,152
1,710	@	WellPoint, Inc.	131,756
			441,048
		Home Furnishings: 0.0%
100		Harman International Industries, Inc.	8,344
100		Whirlpool Corp.	8,411
			16,755
		Household Products/Wares: 0.1%
100		Clorox Co.	6,300
150		Fortune Brands, Inc.	11,267
700		Kimberly-Clark Corp.	45,752
			63,319
		Housewares: 0.0%
450		Newell Rubbermaid, Inc.	12,744
			12,744
		Insurance: 0.7%
490	@@	ACE Ltd.	26,818
900		Aflac, Inc.	41,184
1,320		Allstate Corp.	82,804
100		AMBAC Financial Group, Inc.	8,275
4,000		American International Group, Inc.	265,040
600		AON Corp.	20,322
1,070		Chubb Corp.	55,597

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series V	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Insurance (continued)
200		Cigna Corp.	$23,264
243		Cincinnati Financial Corp.	11,679
600		Genworth Financial, Inc.	21,006
650		Hartford Financial Services Group, Inc.	56,388
435		Lincoln National Corp.	27,005
990		Loews Corp.	37,521
200		MBIA, Inc.	12,288
1,600		Metlife, Inc.	90,688
230		MGIC Investment Corp.	13,793
600		Principal Financial Group	32,568
1,060		Progressive Corp.	26,012
1,040		Prudential Financial, Inc.	79,300
300		Safeco Corp.	17,679
1,050		St. Paul Travelers Cos., Inc.	49,235
250		Torchmark Corp.	15,778
500		UnumProvident Corp.	9,695
250	@@	XL Capital Ltd.	17,175
			1,041,114
		Internet: 0.2%
600	@	Amazon.com, Inc.	19,272
1,800	@	eBay, Inc.	51,048
300	@	Google, Inc.	120,570
200	@	Monster Worldwide, Inc.	7,238
1,646	@	Symantec Corp.	35,027
400	@	VeriSign, Inc.	8,080
			241,235
		Iron/Steel: 0.0%
900		Nucor Corp.	44,541
270		United States Steel Corp.	15,574
			60,115
		Leisure Time: 0.0%
100		Brunswick Corp.	3,119
250		Carnival Corp.	11,758
450		Harley-Davidson, Inc.	28,238
250		Sabre Holdings Corp.	5,848
			48,963
		Lodging: 0.0%
200		Hilton Hotels Corp.	5,570
660		Marriott International, Inc.	25,502
350		Starwood Hotels & Resorts Worldwide, Inc.	20,017
320	@	Wyndham Worldwide Corp.	8,950
			60,039
		Machinery — Construction & Mining: 0.1%
1,000		Caterpillar, Inc.	65,800
			65,800
		Machinery — Diversified: 0.0%
100		Cummins, Inc.	11,923
150		Deere & Co.	12,587
300		Rockwell Automation, Inc.	17,430
			41,940
		Media: 0.3%
1,600		CBS Corp. - Class B	45,072
300		Clear Channel Communications, Inc.	8,655
3,300	@	Comcast Corp.	121,605
100		EW Scripps Co.	4,793

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series V	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Media (continued)
350		Gannett Co., Inc.	$19,891
920		McGraw-Hill Cos., Inc.	53,388
100		Meredith Corp.	4,933
6,200		News Corp., Inc.	121,830
2,500		Time Warner, Inc.	45,575
150	@	Univision Communications, Inc.	5,151
3,300		Walt Disney Co.	102,003
			532,896
		Mining: 0.1%
1,300		Alcoa, Inc.	36,452
130		Freeport-McMoRan Copper & Gold, Inc.	6,924
300		Phelps Dodge Corp.	25,410
600		Newmont Mining Corp.	25,650
			94,436
		Miscellaneous Manufacturing: 0.6%
1,200		3M Co.	89,304
250	@	Cooper Industries Ltd.	21,305
350		Danaher Corp.	24,035
300		Dover Corp.	14,232
400		Eastman Kodak Co.	8,960
300		Eaton Corp.	20,655
16,050		General Electric Co.	566,565
1,700		Honeywell International, Inc.	69,530
600		Illinois Tool Works, Inc.	26,940
500	@@	Ingersoll-Rand Co.	18,990
300		ITT Corp.	15,381
300		Leggett & Platt, Inc.	7,509
150		Parker Hannifin Corp.	11,660
200		Textron, Inc.	17,500
3,150	@@	Tyco International Ltd.	88,169
			1,000,735
		Office/Business Equipment: 0.0%
400		Pitney Bowes, Inc.	17,748
1,450	@	Xerox Corp.	22,562
			40,310
		Oil & Gas: 1.2%
600		Anadarko Petroleum Corp.	26,298
450		Apache Corp.	28,440
250		Chesapeake Energy Corp.	7,245
4,081		Chevron Corp.	264,694
3,041		ConocoPhillips	181,031
600		Devon Energy Corp.	37,890
400		EOG Resources, Inc.	26,020
14,200		ExxonMobil Corp.	952,786
400		Hess Corp.	16,568
850		Marathon Oil Corp.	65,365
250		Murphy Oil Corp.	11,888
400	@, @@	Nabors Industries Ltd.	11,900
1,600		Occidental Petroleum Corp.	76,976
150		Rowan Cos., Inc.	4,745
300		Sunoco, Inc.	18,657
200	@	Transocean, Inc.	14,646
1,400		Valero Energy Corp.	72,058
500		XTO Energy, Inc.	21,065
			1,838,272
		Oil & Gas Services: 0.1%
200		Baker Hughes, Inc.	13,640

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series V	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas Services (continued)
1,950		Halliburton Co.	$55,478
100	@	National Oilwell Varco, Inc.	5,855
1,600		Schlumberger Ltd.	99,248
			174,221
		Packaging & Containers: 0.0%
150		Ball Corp.	6,068
150		Sealed Air Corp.	8,118
			14,186
		Pharmaceuticals: 0.7%
100		Allergan, Inc.	11,261
500		AmerisourceBergen Corp.	22,600
100	@	Barr Pharmaceuticals, Inc.	5,194
600		Cardinal Health, Inc.	39,444
670		Caremark Rx, Inc.	37,969
300	@	Express Scripts, Inc.	22,647
500	@	Forest Laboratories, Inc.	25,305
700	@	Gilead Sciences, Inc.	48,090
460	@	Hospira, Inc.	17,604
650	@	King Pharmaceuticals, Inc.	11,070
408	@	Medco Health Solutions, Inc.	24,525
5,750		Merck & Co., Inc.	240,925
400		Mylan Laboratories	8,052
2,350		Schering-Plough Corp.	51,912
150	@	Watson Pharmaceuticals, Inc.	3,926
2,150		Wyeth	109,306
2,300		Abbott Laboratories	111,688
11,200		Pfizer, Inc.	317,632
			1,109,150
		Pipelines: 0.0%
950		El Paso Corp.	12,958
800		Williams Cos., Inc.	19,096
			32,054
		Real Estate: 0.0%
250	@	Realogy Corp.	5,670
			5,670
		Real Estate Investment Trusts: 0.1%
200		Apartment Investment & Management Co.	10,882
600		Equity Office Properties Trust	23,856
100		Public Storage, Inc.	8,599
300		Simon Property Group, Inc.	27,186
			70,523
		Retail: 0.8%
350	@	Autonation, Inc.	7,315
100	@	Autozone, Inc.	10,330
450	@	Bed Bath & Beyond, Inc.	17,217
610		Best Buy Co., Inc.	32,672
800	@	Office Depot, Inc.	31,760
400		Circuit City Stores, Inc.	10,044
1,000		Costco Wholesale Corp.	49,680
1,200		CVS Corp.	38,544
150		Darden Restaurants, Inc.	6,371
400		Family Dollar Stores, Inc.	11,696
1,448		Federated Department Stores, Inc.	62,568
850		Gap, Inc.	16,108
3,220		Home Depot, Inc.	116,789
350		JC Penney Co., Inc.	23,937

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series V	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Retail (continued)
900	@	Kohl’s Corp.	$58,428
550		Limited Brands, Inc.	14,570
2,400		Lowe’s Cos., Inc.	67,344
3,350		McDonald’s Corp.	131,052
400		Nordstrom, Inc.	16,920
150		OfficeMax, Inc.	6,111
180	@	Sears Holding Corp.	28,456
1,100		Staples, Inc.	26,763
1,850	@	Starbucks Corp.	62,993
1,400		Target Corp.	77,350
700		TJX Cos., Inc.	19,621
3,850		Wal-Mart Stores, Inc.	189,882
2,640		Walgreen Co.	117,190
300		Wendy’s International, Inc.	20,100
400		Yum! Brands, Inc.	20,820
			1,292,631
		Savings & Loans: 0.1%
400		Golden West Financial Corp.	30,900
110		Sovereign Bancorp., Inc.	2,366
1,502		Washington Mutual, Inc.	65,292
			98,558
		Semiconductors: 0.3%
1,250	@	Advanced Micro Devices, Inc.	31,063
650	@	Altera Corp.	11,947
650		Analog Devices, Inc.	19,104
2,600		Applied Materials, Inc.	46,098
813	@	Freescale Semiconductor, Inc.	30,902
8,740		Intel Corp.	179,782
450		Linear Technology Corp.	14,004
600	@	LSI Logic Corp.	4,932
500		Maxim Integrated Products	14,035
1,850	@	Micron Technology, Inc.	32,190
850		National Semiconductor Corp.	20,001
50	@	Novellus Systems, Inc.	1,383
600	@	Nvidia Corp.	17,754
400	@	QLogic Corp.	7,560
2,450		Texas Instruments, Inc.	81,463
500		Xilinx, Inc.	10,975
			523,193
		Software: 0.5%
820	@	Adobe Systems, Inc.	30,709
470	@	Autodesk, Inc.	16,347
850		Automatic Data Processing, Inc.	40,239
500	@	BMC Software, Inc.	13,610
750		CA, Inc.	17,768
400	@	Citrix Systems, Inc.	14,484
850	@	Compuware Corp.	6,622
450	@	Electronic Arts, Inc.	25,056
1,172		First Data Corp.	49,224
400	@	Fiserv, Inc.	18,836
350		IMS Health, Inc.	9,324
700	@	Intuit, Inc.	22,463
13,550		Microsoft Corp.	370,322
500	@	Novell, Inc.	3,060
6,000	@	Oracle Corp.	106,440
296	@	Parametric Technology Corp.	5,168
			749,672

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series V	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Telecommunications: 0.8%
300		Alltel Corp.	$16,650
6,002		AT&T, Inc.	195,425
600	@	Avaya, Inc.	6,864
2,950		BellSouth Corp.	126,113
300		CenturyTel, Inc.	11,901
16,000	@	Cisco Systems, Inc.	368,000
500		Citizens Communications Co.	7,020
150	@	Comverse Technology, Inc.	3,216
2,300	@	Corning, Inc.	56,143
228		Embarq Corp.	11,028
850	@	Juniper Networks, Inc.	14,688
5,120		Motorola, Inc.	128,000
2,400	@	Qwest Communications International, Inc.	20,928
4,866		Sprint Nextel Corp.	83,452
700	@	Tellabs, Inc.	7,672
4,500		Verizon Communications, Inc.	167,085
310		Windstream Corp.	4,089
2,600		Qualcomm, Inc.	94,510
			1,322,784
		Textiles: 0.0%
300		Cintas Corp.	12,249
			12,249
		Toys/Games/Hobbies: 0.0%
350		Hasbro, Inc.	7,963
600		Mattel, Inc.	11,820
			19,783
		Transportation: 0.2%
600		Burlington Northern Santa Fe Corp.	44,064
800		CSX Corp.	26,264
450		FedEx Corp.	48,906
850		Norfolk Southern Corp.	37,443
400		Union Pacific Corp.	35,200
650		United Parcel Service, Inc.	46,761
			238,638

		Total Common Stock
		(Cost $17,774,165)	19,358,228

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 77.5%

	Federal Home Loan Mortgage Corporation: 17.6%
$25,500,000	4.980%, due 10/15/08	$23,093,973
5,375,000	5.030%, due 07/15/08	4,925,365
		28,019,338

	Federal National Mortgage Association: 37.1%
64,000,000	5.070%, due 05/15/08	59,070,016
		59,070,016

	Financing Corporation STRIP: 11.5%
14,205,000	5.040%, due 06/27/08	13,044,182
5,763,000	5.040%, due 10/06/08	5,224,413
		18,268,595

	Other U.S. Government Agency Obligations: 11.3%
15,000,000	Resolution Funding Corp. STRIP, 4.770%, due 07/15/08	13,804,754
4,604,000	Tennessee Valley Authority, 5.090%, due 07/15/08	4,214,603
		18,019,357
	Total U.S. Government Agency Obligations
	(Cost $129,089,224)	123,377,306

PORTFOLIO OF INVESTMENTS
ING GET Fund - Series V	as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 9.8%

		U.S. Treasury STRIP: 9.8%
$16,786,000		4.770%, due 05/15/08		$15,564,550

		Total U.S. Treasury Obligations
		(Cost $15,508,779)		15,564,550

		Total Long-Term Investments
		(Cost $162,372,168)		158,300,084

SHORT-TERM INVESTMENTS: 0.6%

		Repurchase Agreements: 0.6%
926,000		Goldman Sachs Repurchase Agreement dated, 09/29/06, 5.300%, due 10/02/06, $926,409 to be received upon repurchase (Collateralized by $955,000 Federal National Mortgage Association, 3.875%, Market Value plus accrued interest $944,701, due 07/15/08)		926,000

		Total Short-Term Investments
		(Cost $926,000)		926,000

		Total Investments in Securities
		(Cost $163,298,168)*	100.1%	$159,226,084
		Other Assets and Liabilities - Net	(0.1)	(146,227)
		Net Assets	100.0%	$159,079,857

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $163,608,904.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,783,239
		Gross Unrealized Depreciation		(6,166,059)
		Net Unrealized Depreciation		$(4,382,820)

Item 2. Controls and Procedures.

(a)       Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)      There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING GET Fund

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	November 29, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 29, 2006